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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

     Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for three of its series, Evergreen Adjustable Rate Fund, Evergreen Institutional Enhanced Income Fund, and Evergreen Short Intermediate Bond Fund for the six months ended December 31, 2007. These series have a June 30 fiscal year end.

Date of reporting period: December 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Adjustable Rate Fund

Evergreen

ADJUSTABLE RATE FUND

Semiannual Report
as of December 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
35	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Adjustable Rate Fund for the six-month period ended December 31, 2007.

Investors in the domestic fixed income market faced an increasingly challenging environment in the final half of 2007. Problems that first surfaced in the weakening housing and subprime mortgage markets led to a tightening of credit which, in turn, contributed to widening fears of a dramatic deceleration in the economy’s expansion. Against this backdrop, investors sought the highest-quality securities and avoided credit risk. Longer-maturity Treasuries were the strongest-performing sector in the fixed income market. Meanwhile, prices of corporate bonds and many asset-backed securities began falling as the yield spreads between Treasuries and lower-rated securities widened. At the same time, the equity market experienced increasing turbulence as investors scrutinized each new economic report for any evidence of a deceleration in the economy’s expansion or slowing of corporate profit growth. In this unstable environment, large capitalization stocks tended to be preferred over smaller cap stocks, while growth stocks held a clear performance edge over value stocks. Most domestic equity benchmarks posted negative returns for the final quarter of the year.

The U.S. economy slowed noticeably in the closing months of the year. While Gross Domestic Product grew by approximately 2.5% in 2007, growth slowed to an annual rate of 0.6% in the fourth quarter. The combination of mortgage-related weakness, higher

1

LETTER TO SHAREHOLDERS continued

energy prices and tighter lending standards limited both consumer spending and business investment. Operating earnings of companies in the S&P 500 declined in the third quarter of the year and were expected to fall again in the final quarter. Massive write-downs of assets by major corporations, most notably in the Financials sector, were a principal factor contributing to the slowing of profit growth. Faced with growing evidence of the economy’s slowing, the Federal Reserve Board (the “Fed”) began adding liquidity to the nation’s financial system, cutting the target fed funds rate from 5.25% to 4.25% in the final months of 2007. The Fed acted even more forcefully during the first month of 2008, cutting another 1.25 percentage points off the influential target rate in two separate actions within just eight days of each other. The White House and Congress, meanwhile, negotiated over a fiscal package to re-invigorate the economy through tax cuts and other fiscal actions.

Over the six-month period, the management teams of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each fund’s objective. The team managing Evergreen Short Intermediate Bond Fund, for example, focused on the higher-quality tiers of the markets while keeping duration — or price sensitivity to changes in interest rates — close to neutral to the market. At the same time, managers of Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages with relatively stable cash flows. The team supervising Evergreen Ultra Short Opportunities Fund, meanwhile, maintained a portfolio of shorter-maturity, higher-quality securities. Managers of Evergreen Institutional Enhanced Income Fund maintained a conservative strategy designed to

2

LETTER TO SHAREHOLDERS continued

seek a higher yield than a money market fund with only minimal price variability.

We believe the experiences in the investment markets during the past six months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE
as of December 31, 2007

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Sub-Advisor:
• Tattersall Advisory Group, Inc.

Portfolio Managers:
• Lisa Brown-Premo
• Robert D. Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/1/1991

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

Nasdaq symbol	ESAAX	ESABX	ESACX	EKIZX	ESARX

6-month return with sales
charge	0.60%	0.51%	1.51%	N/A	N/A

6-month return w/o sales
charge	2.90%	2.51%	2.51%	3.03%	2.90%

Average annual return*

1-year with sales charge	2.17%	1.72%	2.72%	N/A	N/A

1-year w/o sales charge	4.48%	3.71%	3.71%	4.75%	4.49%

5-year	2.44%	2.17%	2.17%	3.19%	2.94%

10-year	4.09%	3.76%	3.76%	4.54%	4.28%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Adjustable Rate Fund Class A shares versus a similar investment in the Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill) and the Consumer Price Index (CPI).

The Lehman 6-Month T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of December 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2007	12/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,028.96	$ 5.41
Class B	$ 1,000.00	$ 1,025.14	$ 9.16
Class C	$ 1,000.00	$ 1,025.14	$ 9.21
Class I	$ 1,000.00	$ 1,030.31	$ 4.08
Class IS	$ 1,000.00	$ 1,029.01	$ 5.30
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.81	$ 5.38
Class B	$ 1,000.00	$ 1,016.09	$ 9.12
Class C	$ 1,000.00	$ 1,016.04	$ 9.17
Class I	$ 1,000.00	$ 1,021.11	$ 4.06
Class IS	$ 1,000.00	$ 1,019.91	$ 5.28

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.06% for Class A, 1.80% for Class B, 1.81% for Class C, 0.80% for Class I and 1.04% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended
	December 31,	Year Ended June 30,
	2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68

Income from investment operations
Net investment income (loss)	0.22	0.38	0.29[1]	0.20[1]	0.15[1]	0.28
Net realized and unrealized gains or losses on investments	0.04	0.02	(0.05)	0	(0.03)	0.02
Total from investment operations	0.26	0.40	0.24	0.20	0.12	0.30

Distributions to shareholders from
Net investment income	(0.23)	(0.42)	(0.31)	(0.31)	(0.30)	(0.35)
Tax basis return of capital	0	0	(0.04)[1]	0	0	0
Total distributions to shareholders	(0.23)	(0.42)	(0.35)	(0.31)	(0.30)	(0.35)

Net asset value, end of period	$ 9.24	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63

Total return[2]	2.90%	4.42%	2.61%	2.14%	1.22%	3.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$275,119	$311,031	$486,223	$826,622	$1,301,464	$2,102,065
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.06%[3]	1.07%	0.91%	0.71%	0.70%	0.68%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.11%[3]	1.11%	0.93%	0.75%	0.71%	0.69%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.70%[3]	0.71%	0.73%	0.69%	0.70%	0.68%
Interest and fee expense[4]	0.36%[3]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	4.79%[3]	4.18%	3.13%	2.16%	1.62%	2.42%
Portfolio turnover rate	14%	29%	16%	16%	32%	14%

1 Per share amounts are based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended
	December 31,	Year Ended June 30,
	2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68

Income from investment operations
Net investment income (loss)	0.18	0.32[1]	0.23[1]	0.14[1]	0.09[1]	0.19
Net realized and unrealized gains or losses on investments	0.05	0.01	(0.06)	(0.01)	(0.04)	0.03
Total from investment operations	0.23	0.33	0.17	0.13	0.05	0.22

Distributions to shareholders from
Net investment income	(0.20)	(0.35)	(0.24)	(0.24)	(0.23)	(0.27)
Tax basis return of capital	0	0	(0.04)[1]	0	0	0
Total distributions to shareholders	(0.20)	(0.35)	(0.28)	(0.24)	(0.23)	(0.27)

Net asset value, end of period	$ 9.24	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63

Total return[2]	2.51%	3.65%	1.90%	1.43%	0.52%	2.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$224,442	$274,387	$401,063	$563,993	$743,172	$945,625
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.80%[3]	1.81%	1.63%	1.45%	1.41%	1.43%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.80%[3]	1.81%	1.64%	1.45%	1.41%	1.43%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.44%[3]	1.45%	1.45%	1.43%	1.41%	1.43%
Interest and fee expense[4]	0.36%[3]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	4.03%[3]	3.45%	2.45%	1.44%	0.91%	1.71%
Portfolio turnover rate	14%	29%	16%	16%	32%	14%

1 Per share amounts are based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended
	December 31,	Year Ended June 30,
	2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68

Income from investment operations
Net investment income (loss)	0.18	0.32[1]	0.23[1]	0.13[1]	0.09[1]	0.19
Net realized and unrealized gains or losses on investments	0.05	0.01	(0.06)	0	(0.04)	0.03
Total from investment operations	0.23	0.33	0.17	0.13	0.05	0.22

Distributions to shareholders from
Net investment income	(0.20)	(0.35)	(0.24)	(0.24)	(0.23)	(0.27)
Tax basis return of capital	0	0	(0.04)[1]	0	0	0
Total distributions to shareholders	(0.20)	(0.35)	(0.28)	(0.24)	(0.23)	(0.27)

Net asset value, end of period	$ 9.24	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63

Total return[2]	2.51%	3.65%	1.90%	1.43%	0.52%	2.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$427,981	$497,661	$736,772	$1,247,703	$1,966,006	$2,824,812
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.81%[3]	1.81%	1.62%	1.45%	1.41%	1.43%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.81%[3]	1.81%	1.63%	1.45%	1.41%	1.43%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.45%[3]	1.45%	1.44%	1.43%	1.41%	1.43%
Interest and fee expense[4]	0.36%[3]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	4.04%[3]	3.45%	2.43%	1.42%	0.91%	1.70%
Portfolio turnover rate	14%	29%	16%	16%	32%	14%

1 Per share amounts are based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended
	December 31,	Year Ended June 30,
	2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68

Income from investment operations
Net investment income (loss)	0.23	0.41	0.32[1]	0.23[1]	0.18[1]	0.33
Net realized and unrealized gains or losses on investments	0.05	0.02	(0.05)	0	(0.04)	(0.01)[2]
Total from investment operations	0.28	0.43	0.27	0.23	0.14	0.32

Distributions to shareholders from
Net investment income	(0.25)	(0.45)	(0.34)	(0.34)	(0.32)	(0.37)
Tax basis return of capital	0	0	(0.04)[1]	0	0	0
Total distributions to shareholders	(0.25)	(0.45)	(0.38)	(0.34)	(0.32)	(0.37)

Net asset value, end of period	$ 9.24	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63

Total return	3.03%	4.69%	2.92%	2.45%	1.53%	3.36%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,031,479	$1,361,685	$1,548,974	$1,950,844	$2,722,219	$2,732,661
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.80%[3]	0.80%	0.63%	0.45%	0.41%	0.44%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.80%[3]	0.80%	0.64%	0.45%	0.41%	0.44%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.44%[3]	0.44%	0.45%	0.43%	0.41%	0.44%
Interest and fee expense[4]	0.36%[3]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	5.02%[3]	4.47%	3.46%	2.43%	1.91%	2.65%
Portfolio turnover rate	14%	29%	16%	16%	32%	14%

1 Per share amounts are based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio .

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended
	December 31,	Year Ended June 30,
	2007
CLASS IS	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68

Income from investment operations
Net investment income (loss)	0.22[1]	0.38[1]	0.29[1]	0.20[1]	0.16[1]	0.29
Net realized and unrealized gains or losses on investments	0.04	0.02	(0.05)	0	(0.04)	0.01
Total from investment operations	0.26	0.40	0.24	0.20	0.12	0.30

Distributions to shareholders from
Net investment income	(0.23)	(0.42)	(0.31)	(0.31)	(0.30)	(0.35)
Tax basis return of capital	0	0	(0.04)[1]	0	0	0
Total distributions to shareholders	(0.23)	(0.42)	(0.35)	(0.31)	(0.30)	(0.35)

Net asset value, end of period	$ 9.24	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63

Total return	2.90%	4.43%	2.66%	2.19%	1.27%	3.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$77,285	$163,580	$305,389	$516,966	$762,534	$1,496,754
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.04%[2]	1.06%	0.86%	0.70%	0.66%	0.68%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.04%[2]	1.06%	0.87%	0.70%	0.66%	0.68%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.68%[2]	0.70%	0.68%	0.68%	0.66%	0.68%
Interest and fee expense[3]	0.36%[2]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	4.76%[2]	4.14%	3.15%	2.17%	1.66%	2.47%
Portfolio turnover rate	14%	29%	16%	16%	32%	14%

1 Per share amounts are based on average shares outstanding during the period.

2 Annualized

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $965,474)	$956,506	$995,431

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 24.9%
FIXED-RATE 2.9%
FHLMC:
Ser. 2106, Class ZD, 6.00%, 12/15/2028	8,399,143	8,729,911
Ser. 2403, Class KE, 6.50%, 01/15/2032	6,526,208	6,838,032
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	71,037	76,865
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	116,819	126,837
Ser. 1999-7, Class D, 6.00%, 03/18/2028	32,499	32,419
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	1,607,911	1,696,314
Ser. 2006-93, Class PD, 5.50%, 04/25/2036	10,646,486	10,760,036
Ser. G93-1, Class K, 6.68%, 01/25/2023	2,506,554	2,637,359
Vendee Mtge. Trust, Ser. 1993-1, Class ZB, 7.25%, 02/15/2023	26,583,825	28,298,697

		59,196,470

FLOATING-RATE 22.0%
FAMC, Ser. 2000-A, Class A, 7.38%, 12/15/2039	7,863,789	8,498,475
FHLMC:
Ser. 020, Class F, 5.48%, 10/25/2023	1,093,996	1,103,203
Ser. 021, Class F, 5.375%, 10/25/2023	946,168	952,409
Ser. 031, Class FA, 5.28%, 04/25/2024	223,886	224,233
Ser. 1506, Class FD, 6.06%, 05/15/2008	10,264	10,281
Ser. 1513, Class AG, 3.22%, 05/15/2008	267,395	266,307
Ser. 1671, Class QA, 5.18%, 02/15/2024	590,190	586,519
Ser. 1686, Class FE, 5.33%, 02/15/2024	57,056	57,275
Ser. 1691, Class EA, 5.51%, 02/15/2024	798,840	807,044
Ser. 1698, Class FC, 3.17%, 03/15/2009	1,624,449	1,612,900
Ser. 1730, Class FA, 3.44%, 05/15/2024	1,306,848	1,291,272
Ser. 2314, Class FG, 5.43%, 06/15/2029	2,593,314	2,595,997
Ser. 2315, Class FW, 5.58%, 04/15/2027	758,972	762,608
Ser. 2322, Class FE, 5.48%, 08/15/2028	1,983,756	1,996,107
Ser. 2339, Class F, 5.53%, 06/15/2029	3,563,080	3,591,686
Ser. 2389, Class FI, 5.78%, 06/15/2031	2,077,776	2,132,338
Ser. 2391, Class EF, 5.53%, 06/15/2031	890,475	899,521
Ser. 2396, Class FM, 5.48%, 12/15/2031	497,463	503,885
Ser. 2418, Class FO, 5.93%, 02/15/2032	4,693,703	4,834,796
Ser. 2422, Class FC, 5.53%, 02/15/2032	3,169,794	3,198,670
Ser. 2425, Class FO, 5.93%, 03/15/2032	6,779,146	7,010,247
Ser. 2436, Class FA, 6.03%, 03/15/2032	1,104,728	1,149,171
Ser. 2454, Class SL, IO, 6.84%, 03/15/2032	24,350	2,119
Ser. 2460, Class FE, 6.03%, 06/15/2032	3,484,942	3,626,326
Ser. 2461, Class FI, 5.53%, 04/15/2028	1,124,508	1,135,971
Ser. 2464, Class FE, 6.03%, 03/15/2032	1,425,027	1,477,169
Ser. 2466, Class FV, 5.58%, 03/15/2032	1,573,237	1,586,916

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2470, Class FB, 5.48%, 04/15/2027	$2,505,310	$2,526,083
Ser. 2470, Class FX, 6.03%, 05/15/2031	2,686,274	2,793,563
Ser. 2475, Class FD, 5.58%, 06/15/2031	3,537,881	3,572,694
Ser. 2481, Class FC, 6.03%, 05/15/2031	2,060,776	2,143,083
Ser. 2526, Class FM, 5.43%, 05/15/2029	6,550,243	6,592,640
Ser. 2527, Class SX, IO, 6.32%, 02/15/2032	97,634	4,920
Ser. 2534, Class EF, 5.38%, 05/15/2022	4,207,655	4,226,467
Ser. 2534, Class FJ, 5.38%, 04/15/2022	3,066,462	3,080,172
Ser. 2547, Class FM, 5.58%, 01/15/2033	6,969,999	7,123,409
Ser. 2631, Class FC, 5.43%, 06/15/2033	5,000,106	5,071,007
Ser. 3190, Class SN, IIFRN, 21.09%, 03/15/2032	1,174,406	1,573,710
Ser. T-66, Class 2A1, 7.71%, 01/25/2036	32,916,066	34,739,488
Ser. T-67, Class 1A1C, 7.83%, 03/25/2036 µ	131,882,307	142,721,714
Ser. T-67, Class 2A1C, 7.77%, 03/25/2036 ##	55,798,701	60,625,099
FNMA:
Ser. 1992-039, Class FA, 3.75%, 03/25/2022	807,408	804,564
Ser. 1992-045, Class F, 3.75%, 04/25/2022	183,245	182,587
Ser. 1993-062, Class FA, 5.43%, 04/25/2023	1,381,578	1,385,087
Ser. 1993-113, Class FA, 3.47%, 07/25/2023	759,234	735,933
Ser. 1993-165, Class FE, 6.03%, 09/25/2023	2,597,799	2,702,360
Ser. 1993-170, Class FC, 5.08%, 09/25/2008	14,057	14,025
Ser. 1993-197, Class FB, 5.08%, 10/25/2008	34,150	34,063
Ser. 1993-229, Class FB, 5.18%, 12/25/2008	102,774	102,380
Ser. 1993-247, Class FO, 5.28%, 12/25/2023	395,641	394,842
Ser. 1994-14, Class F, 5.83%, 10/25/2023	1,576,837	1,624,048
Ser. 1994-33, Class FA, 5.23%, 03/25/2009	306,663	305,544
Ser. 1994-33, Class FD, 5.23%, 03/25/2009	149,416	148,871
Ser. 1994-55, Class F, 3.37%, 12/25/2023	238,919	236,975
Ser. 1994-80, Class F, 5.08%, 02/25/2009	130,259	129,721
Ser. 1997-43, Class FM, 5.50%, 07/18/2027	1,185,087	1,194,789
Ser. 1998-T2, Class A5, 7.03%, 01/25/2032	4,556,652	4,652,069
Ser. 1999-51, Class FJ, 5.47%, 10/25/2029	2,105,400	2,129,815
Ser. 2000-45, Class FA, 5.55%, 12/08/2030	2,983,008	3,015,123
Ser. 2000-45, Class FB, 5.55%, 12/18/2030	1,789,805	1,809,074
Ser. 2001-32, Class FA, 5.42%, 07/25/2031	4,703,498	4,770,185
Ser. 2001-38, Class FB, 5.37%, 08/25/2031	649,177	656,809
Ser. 2001-46, Class F, 5.40%, 09/18/2031	3,297,350	3,319,924
Ser. 2001-59, Class F, 5.47%, 11/25/2031	4,409,738	4,499,741
Ser. 2001-62, Class FK, 5.37%, 07/25/2028	221,823	222,861
Ser. 2001-63, Class FD, 5.60%, 12/18/2031	1,263,850	1,281,321
Ser. 2001-71, Class FS, 5.47%, 11/25/2031	1,680,200	1,697,542
Ser. 2001-81, Class F, 5.42%, 01/25/2032	866,119	875,868
Ser. 2001-81, Class FC, 5.65%, 01/18/2032	1,122,220	1,126,155
Ser. 2001-81, Class FL, 5.65%, 01/18/2032	2,417,339	2,457,779

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2002-04, Class FD, 5.42%, 02/25/2032	$3,557,934	$3,593,857
Ser. 2002-05, Class FD, 5.77%, 02/25/2032	1,502,595	1,553,247
Ser. 2002-20, Class FK, 5.47%, 04/25/2032	4,309,723	4,384,712
Ser. 2002-34, Class FA, 5.50%, 05/18/2032	2,560,976	2,585,223
Ser. 2002-37, Class F, 5.67%, 11/25/2031	3,493,400	3,569,354
Ser. 2002-52, Class FG, 5.37%, 09/25/2032	12,122,797	12,321,732
Ser. 2002-53, Class FG, 5.97%, 07/25/2032	3,105,217	3,232,220
Ser. 2002-64, Class FJ, 5.87%, 04/25/2032	4,763,743	4,956,388
Ser. 2002-77, Class TF, 6.00%, 12/18/2032	6,374,454	6,631,090
Ser. 2002-82, Class FC, 5.87%, 09/25/2032	3,432,673	3,590,267
Ser. 2002-92, Class FB, 5.52%, 04/25/2030	1,920,908	1,938,768
Ser. 2002-95, Class FK, 5.37%, 01/25/2033	6,442,323	6,525,743
Ser. 2003-01, Class FI, 5.17%, 09/25/2023	1,418,586	1,420,760
Ser. 2003-119, Class FE, 5.87%, 06/25/2027	12,333,636	12,584,502
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	873,264	938,363
Ser. G92-06, Class F, 3.57%, 08/25/2021	152,262	150,839
Ser. G92-20, Class FB, 3.75%, 04/25/2022	895,359	891,440
Ser. G93-19, Class FD, 3.47%, 04/25/2023	2,292,019	2,261,635
GNMA:
Ser. 2002-57, Class SL, IIFRN, 17.31%, 08/16/2032	1,110,498	1,648,923
Ser. 2002-66, Class DS, STRIPS, IIFRN, 37.84%, 07/16/2031	306,341	754,095
Ser. 2003-1, Class SW, IO, 8.25%, 06/16/2031	611,644	10,459
Ser. 2004-41, Class SE, IO, 5.00%, 05/20/2030	9,152,666	453,011

		447,214,177

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $496,592,716)		506,410,647

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 72.8%
FIXED-RATE 7.0%
FHLMC:
5.50%, 10/01/2035	2,943,608	2,988,774
6.50%, 04/01/2018 – 09/01/2032	9,728,414	10,089,925
7.00%, 11/01/2012 – 09/01/2035	6,978,058	7,305,130
7.50%, 01/01/2016 – 12/01/2033	7,445,352	7,965,344
8.50%, 05/01/2020 – 03/01/2023	561,704	604,474
9.75%, 03/01/2016	9,660	9,726
FHLMC 30 year, 6.50%, TBA #	51,500,000	52,940,404
FNMA:
6.50%, 08/01/2013 – 11/01/2047	27,159,241	27,807,016
7.00%, 11/01/2014 – 07/01/2033	3,703,558	3,895,225
7.50%, 01/01/2033 – 01/01/2036	12,687,943	13,520,881
8.00%, 12/01/2026 – 05/01/2033	1,032,532	1,106,210
8.50%, 04/01/2026 – 06/01/2030	308,221	331,930
8.81%, 02/01/2032	221,841	240,795

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
9.00%, 05/01/2021 – 07/01/2030	$294,982	$320,538
9.50%, 08/01/2021 – 12/01/2024	371,756	406,581
10.00%, 01/01/2021	165,984	191,806
10.50%, 11/01/2019	53,712	57,955
10.75%, 10/01/2012	3,785	3,886
11.00%, 01/01/2016 – 01/01/2018	33,066	37,167
12.50%, 07/15/2015	110,682	126,270
GNMA:
6.50%, 06/20/2034 – 08/20/2034	9,204,320	9,523,806
6.75%, 02/15/2029	161,045	168,149
7.00%, 07/20/2034	281,806	297,560
7.50%, 02/20/2023 – 11/20/2023	29,938	31,556
7.89%, 10/20/2022	1,256,764	1,331,742
8.375%, 10/15/2020	1,612,405	1,778,208
9.00%, 05/15/2016 – 01/20/2025	314,506	333,878

		143,414,936

FLOATING-RATE 65.8%
FHLB, 5.89%, 05/01/2037	8,466,843	8,589,219
FHLMC:
5.18%, 11/01/2033	2,817,796	2,923,435
5.25%, 01/01/2017 – 12/01/2035	1,536,557	1,544,606
5.29%, 06/01/2017	28,807	29,948
5.44%, 06/01/2019	895,160	909,720
5.50%, 12/01/2017 – 05/01/2019	219,949	219,996
5.52%, 05/01/2017 – 01/01/2026	59,178	60,043
5.53%, 01/01/2030 – 07/01/2030	386,811	387,625
5.57%, 01/01/2018	19,382	19,358
5.58%, 06/01/2022 – 10/01/2030	78,905	79,580
5.60%, 06/01/2033	3,602,512	3,646,571
5.61%, 09/01/2016 – 03/01/2019	389,297	389,236
5.63%, 06/01/2016 – 02/01/2037	8,485,313	8,544,602
5.64%, 01/01/2022 – 06/01/2030	7,387,853	7,477,829
5.66%, 02/01/2018 – 08/01/2018	53,060	53,966
5.67%, 09/01/2016 – 03/01/2018	491,996	506,006
5.68%, 03/01/2018	83,674	84,566
5.69%, 01/01/2020	122,702	122,750
5.71%, 01/01/2020	65,731	65,759
5.77%, 08/01/2029	69,057	71,914
5.79%, 09/01/2026	1,772,203	1,798,657
5.83%, 06/01/2020	858,107	866,906
5.85%, 02/01/2027	251,659	266,197
5.86%, 08/01/2018 – 10/01/2032	2,321,418	2,365,531
5.89%, 10/01/2018	68,397	71,196
5.91%, 07/01/2019 – 10/01/2029	379,849	397,254
5.92%, 08/01/2031	685,091	695,213

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.94%, 10/01/2018	$196,952	$198,504
5.96%, 12/01/2017	2,844	2,860
5.98%, 07/01/2029	70,604	69,854
6.02%, 06/01/2029	1,388,249	1,403,325
6.03%, 07/01/2017 – 11/01/2036	11,408,884	11,638,585
6.07%, 07/01/2026	501,038	532,799
6.11%, 02/01/2018 – 05/01/2022	18,827	19,161
6.125%, 07/01/2018 – 10/01/2019	429,480	439,805
6.13%, 04/01/2032	259,048	276,946
6.15%, 05/01/2027 – 12/01/2032	17,139,055	17,822,767
6.16%, 12/01/2018	125,095	127,121
6.17%, 10/01/2032	13,996,024	14,407,845
6.18%, 09/01/2030	72,280	76,490
6.19%, 08/01/2018	49,668	50,520
6.20%, 11/01/2020	74,564	75,731
6.22%, 08/01/2018 – 12/01/2018	107,934	109,679
6.25%, 11/01/2022	20,697	21,374
6.26%, 04/01/2020	83,980	89,002
6.27%, 05/01/2020	4,581	4,700
6.29%, 12/01/2018 – 08/01/2030	1,088,369	1,151,717
6.32%, 02/01/2029	639,432	670,899
6.33%, 09/01/2031	1,654,505	1,715,393
6.34%, 08/01/2025 – 05/01/2031	466,183	500,433
6.375%, 06/01/2018	43,490	44,319
6.38%, 04/01/2025	3,425,378	3,516,917
6.44%, 10/01/2032	2,791,616	2,888,580
6.45%, 09/01/2030	524,352	555,855
6.49%, 01/01/2019 – 04/01/2019	59,628	61,104
6.50%, 08/01/2019	39,095	40,169
6.52%, 06/01/2031 – 05/01/2032	7,877,225	8,209,649
6.55%, 03/01/2031	6,447,830	6,685,626
6.56%, 01/01/2024	4,639	4,877
6.58%, 01/01/2024	285,165	291,502
6.59%, 03/01/2025 – 07/01/2030	340,402	344,525
6.62%, 01/01/2030	104,195	111,116
6.625%, 07/01/2024	23,373	23,793
6.63%, 03/01/2020	13,090	13,540
6.71%, 10/01/2037	1,433,310	1,488,435
6.72%, 05/01/2020 – 06/01/2021	367,585	378,716
6.75%, 09/01/2015 – 04/01/2017	32,939	33,760
6.76%, 07/01/2018 – 12/01/2032	1,219,330	1,257,904
6.77%, 07/01/2031	798,317	829,076
6.78%, 04/01/2024	2,470	2,606
6.79%, 05/01/2027	623,346	660,535
6.86%, 12/01/2017 – 02/01/2027	3,114,141	3,215,915

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.875%, 07/01/2023	$16,368	$16,765
6.90%, 02/01/2021 – 12/01/2033	5,369,759	5,602,058
6.91%, 11/01/2018 – 07/01/2031	8,720,215	9,077,062
6.92%, 01/01/2017 – 05/01/2026	255,237	271,145
6.93%, 08/01/2033	1,490,095	1,505,190
6.94%, 02/01/2026 – 08/01/2029	2,071,715	2,131,847
6.95%, 01/01/2027 – 10/01/2032	479,115	498,163
6.96%, 07/01/2028 – 09/01/2031	1,121,166	1,163,720
6.98%, 07/01/2028	1,348,536	1,360,578
7.00%, 12/01/2026 – 05/01/2031	3,079,541	3,255,008
7.01%, 11/01/2024 – 08/01/2027	11,022,458	11,430,776
7.02%, 05/01/2028 – 10/01/2030	1,377,335	1,426,697
7.04%, 10/01/2023 – 06/01/2032	2,484,192	2,564,335
7.05%, 01/01/2031 – 07/01/2031	2,645,821	2,845,558
7.06%, 06/01/2030	494,870	513,106
7.10%, 08/01/2032 – 11/01/2032	2,950,258	3,060,743
7.11%, 06/01/2022 – 10/01/2033	2,522,877	2,634,075
7.12%, 04/01/2018 – 03/01/2033	533,713	545,122
7.125%, 10/01/2023	102,351	104,818
7.13%, 05/01/2032	779,425	811,904
7.14%, 05/01/2025 – 05/01/2033	3,080,817	3,204,306
7.15%, 11/01/2027	2,349,630	2,449,607
7.16%, 10/01/2031 – 08/01/2032	3,257,428	3,397,038
7.17%, 05/01/2019	18,535	19,099
7.18%, 11/01/2029 – 07/01/2031	2,288,779	2,386,627
7.19%, 07/01/2024 – 01/01/2028	195,778	203,850
7.20%, 02/01/2031 – 07/01/2032	2,801,723	2,878,985
7.21%, 05/01/2025 – 10/01/2033	10,581,626	11,032,531
7.22%, 08/01/2027 – 10/01/2033	57,808,224	60,272,749
7.23%, 07/01/2028	3,083,318	3,214,791
7.24%, 07/01/2027 – 06/01/2030	3,082,906	3,184,605
7.25%, 06/01/2024 – 02/01/2032	1,233,097	1,248,203
7.26%, 07/01/2019	3,946	4,075
7.27%, 08/01/2027 – 11/01/2031	11,221,245	11,706,910
7.28%, 01/01/2028	18,312	19,138
7.29%, 04/01/2020 – 05/01/2033	2,795,242	2,838,849
7.30%, 04/01/2030 – 12/01/2031	643,595	673,807
7.32%, 05/01/2031 – 03/01/2032	149,564	158,953
7.33%, 10/01/2029 – 01/01/2030	2,468,775	2,575,071
7.35%, 07/01/2025 – 12/01/2030	4,528,683	4,737,737
7.36%, 10/01/2024 – 01/01/2031	3,377,790	3,529,116
7.37%, 06/01/2025	177,436	185,477
7.38%, 06/01/2028	894,368	930,984
7.39%, 06/01/2026 – 12/01/2027	7,237,533	7,575,150
7.40%, 12/01/2031	793,405	830,767

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
7.41%, 01/01/2027 – 06/01/2030	$1,576,122	$1,651,491
7.42%, 03/01/2030 – 09/01/2030	22,435,803	23,460,349
7.43%, 10/01/2025 – 11/01/2031	973,302	1,016,334
7.44%, 02/01/2023 – 07/01/2029	1,168,953	1,217,900
7.45%, 05/01/2023	136,020	142,282
7.46%, 06/01/2030	294,793	308,124
7.48%, 02/01/2030	168,409	175,928
7.55%, 04/01/2023	499,806	522,543
7.67%, 08/01/2029	383,133	403,799
7.76%, 02/01/2024	58,967	62,175
FNMA:
4.53%, 04/01/2033	3,368,463	3,382,302
4.58%, 09/01/2018	37,377	37,862
4.63%, 04/01/2033	3,015,703	3,013,387
4.69%, 06/01/2033	2,120,802	2,171,344
4.85%, 10/01/2017	85,736	87,906
4.99%, 03/01/2014	2,298	2,311
5.04%, 05/01/2033	11,790,581	12,250,060
5.11%, 03/01/2017	30,608	31,785
5.125%, 01/01/2018	3,287,522	3,342,720
5.20%, 04/01/2033	1,365,224	1,392,443
5.27%, 12/01/2016 – 11/01/2032	882,678	901,486
5.29%, 05/01/2018	4,104	4,134
5.34%, 01/01/2033	1,768,678	1,842,131
5.36%, 11/01/2014	23,589	23,698
5.48%, 02/01/2017 – 06/01/2020	23,861,268	23,970,933
5.49%, 04/01/2042	8,690,333	8,797,138
5.50%, 05/01/2017 – 07/01/2020	5,028,339	5,113,616
5.53%, 03/01/2018 – 12/01/2018	3,744,806	3,807,931
5.54%, 01/01/2018	4,168	4,366
5.55%, 01/01/2018 – 01/01/2038	52,815,846	53,767,968
5.57%, 10/01/2017 – 10/01/2018	616,398	630,326
5.58%, 04/01/2021	214,398	215,230
5.60%, 12/01/2017 – 02/01/2019	1,227,956	1,257,125
5.61%, 10/01/2016 – 07/01/2035	20,887,636	21,625,125
5.62%, 04/01/2019	28,078	28,311
5.625%, 07/01/2015 – 03/01/2030	4,561,547	4,658,032
5.63%, 10/01/2017 – 11/01/2023	12,929,709	13,152,306
5.64%, 09/01/2031 – 01/01/2035	4,268,453	4,334,162
5.65%, 06/01/2018 – 02/01/2035	42,880,118	43,444,029
5.69%, 01/01/2019 – 02/01/2035	8,102,206	8,234,293
5.70%, 11/01/2023	28,011	29,647
5.71%, 06/01/2018	5,973	6,174
5.72%, 01/01/2029 – 10/01/2034	9,963,674	10,115,627
5.73%, 01/01/2017 – 02/01/2029	2,170,217	2,198,881

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.74%, 02/01/2035	$6,400,948	$6,532,360
5.75%, 09/01/2016 – 11/01/2028	1,493,789	1,522,062
5.81%, 11/01/2017 – 04/01/2018	464,817	468,352
5.82%, 05/01/2019 – 01/01/2033	631,671	635,619
5.84%, 01/01/2036	1,055,989	1,097,869
5.86%, 12/01/2031 – 05/01/2032	2,740,411	2,774,477
5.875%, 05/01/2017 – 11/01/2033	3,826,836	4,009,142
5.88%, 06/01/2017 – 04/01/2020	301,570	308,631
5.89%, 01/01/2023	56,964	60,390
5.90%, 11/01/2027 – 01/01/2032	1,437,062	1,451,426
5.92%, 09/01/2018 – 04/01/2034	10,939,285	11,148,558
5.93%, 07/01/2019	9,662	10,092
5.94%, 07/01/2032	3,557,356	3,599,669
5.95%, 04/01/2034	439,757	453,965
6.00%, 06/01/2018 – 01/01/2023	178,365	183,316
6.03%, 05/01/2028 – 03/01/2033	2,642,153	2,700,819
6.04%, 01/01/2033	166,243	170,072
6.06%, 05/01/2028 – 07/01/2028	1,144,295	1,161,447
6.07%, 01/01/2036	553,213	570,429
6.10%, 05/01/2019	8,073	8,164
6.11%, 01/01/2021	21,934	22,230
6.12%, 01/01/2019	11,440	11,924
6.13%, 06/01/2028 – 06/01/2034	1,430,716	1,465,133
6.15%, 03/01/2034	16,316,892	16,569,151
6.16%, 10/01/2017 – 01/01/2021	187,056	190,199
6.18%, 03/01/2030 – 11/01/2032	1,306,455	1,347,532
6.19%, 07/01/2029 – 04/01/2040	30,225,998	31,280,277
6.20%, 01/01/2020 – 09/01/2032	357,244	368,863
6.21%, 07/01/2028 – 09/01/2033	1,138,335	1,148,854
6.22%, 01/01/2021 – 12/01/2036	5,920,354	6,070,112
6.23%, 03/01/2014	77,593	79,204
6.24%, 02/01/2029	181,531	191,232
6.25%, 11/01/2039	352,291	365,917
6.26%, 02/24/2035 – 02/01/2037	3,701,418	3,856,303
6.27%, 09/01/2021 – 09/01/2031	2,769,816	2,833,520
6.28%, 02/01/2017	12,555	13,087
6.29%, 09/01/2034 µ	59,852,510	61,438,003
6.32%, 09/01/2023 – 05/01/2034	2,761,461	2,863,818
6.33%, 06/01/2019 – 03/01/2033	1,468,812	1,523,187
6.34%, 06/01/2021	239,310	240,862
6.35%, 07/01/2021 – 06/01/2033	1,378,935	1,431,452
6.36%, 02/01/2034	894,112	923,233
6.37%, 09/01/2017 – 12/01/2020	113,755	118,228
6.375%, 07/01/2017 – 01/01/2027	65,310	67,745
6.40%, 07/01/2020 – 10/01/2024	130,677	136,045

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.42%, 12/01/2039	$851,186	$885,839
6.43%, 03/01/2015 – 12/01/2024	152,269	156,031
6.44%, 06/01/2019 – 06/01/2028	283,170	302,794
6.45%, 09/01/2032	467,284	474,022
6.46%, 04/01/2031 – 02/01/2035	9,669,972	9,867,585
6.47%, 08/01/2031	172,434	179,724
6.48%, 09/01/2034	13,782,376	14,487,207
6.49%, 05/01/2018	19,915	20,433
6.50%, 08/01/2033 – 08/01/2034	2,422,094	2,522,331
6.51%, 07/01/2021 – 08/01/2031	3,627,358	3,724,627
6.52%, 12/01/2029 – 08/01/2032	1,498,875	1,515,382
6.53%, 12/01/2032	2,835,319	2,941,729
6.54%, 09/01/2028	33,762	34,683
6.55%, 09/01/2033 – 04/01/2034	11,483,071	11,885,090
6.57%, 06/01/2024 – 02/01/2035	4,156,494	4,244,062
6.58%, 01/01/2032	690,345	707,756
6.60%, 03/01/2026 – 06/01/2030	854,019	868,794
6.61%, 03/01/2031	156,198	158,020
6.63%, 07/01/2018	1,898,218	1,981,569
6.64%, 11/01/2024 – 07/01/2032	903,492	938,891
6.65%, 09/01/2019 – 10/01/2029	1,226,000	1,272,260
6.66%, 11/01/2027 – 08/01/2032	1,072,820	1,117,326
6.67%, 05/01/2028	644,759	656,091
6.68%, 07/01/2017 – 08/01/2033	1,031,980	1,058,972
6.69%, 07/01/2025 – 09/01/2032	3,766,282	3,859,700
6.70%, 09/01/2032	20,674,750	20,947,871
6.71%, 04/01/2019 – 04/01/2033	7,818,005	8,050,459
6.72%, 04/01/2018 – 07/01/2032	2,774,325	2,877,371
6.73%, 06/01/2022 – 07/01/2032	17,605,266	18,135,349
6.74%, 07/01/2018 – 01/01/2032	382,706	388,013
6.75%, 05/01/2022 – 06/01/2022	246,930	253,280
6.76%, 11/01/2017 – 09/01/2032	2,014,141	2,086,204
6.77%, 08/01/2031 – 01/01/2036	114,853,775	119,246,921
6.78%, 07/01/2025 – 12/01/2035	62,676,509	65,090,126
6.80%, 12/01/2022 – 07/01/2032	431,825	446,430
6.82%, 06/01/2023 – 08/01/2031	935,065	950,069
6.83%, 05/01/2018 – 04/01/2034	3,268,251	3,412,963
6.85%, 06/01/2025 – 09/01/2028	276,551	285,639
6.86%, 06/01/2019 – 04/01/2030	687,285	710,423
6.87%, 12/01/2024 – 09/01/2033	1,849,100	1,915,991
6.89%, 11/01/2017 – 01/01/2028	781,614	806,269
6.91%, 09/26/2035	2,616,699	2,730,551
6.92%, 11/01/2019 – 05/01/2032	4,697,176	4,864,134
6.93%, 07/01/2026	1,581,537	1,638,947
6.94%, 05/01/2025 – 06/01/2032	575,169	598,089

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.95%, 06/01/2022 – 12/01/2032	$ 24,364,750	$24,811,429
6.97%, 10/01/2017	1,390,214	1,422,481
6.98%, 04/01/2034	13,931,976	14,465,989
6.99%, 10/01/2025 – 05/01/2032	1,159,021	1,188,828
7.00%, 07/01/2019 – 09/26/2035	15,735,933	16,413,345
7.01%, 05/01/2022 – 02/01/2032	8,083,162	8,377,844
7.02%, 08/01/2032	251,393	262,082
7.03%, 08/01/2025 – 02/01/2035	35,852,437	37,277,131
7.04%, 09/01/2017 – 03/01/2032	342,727	351,203
7.05%, 08/01/2031	104,676	112,661
7.07%, 02/01/2033	912,087	955,265
7.08%, 04/01/2024 – 08/01/2032	15,723,828	16,537,356
7.09%, 10/01/2018 – 01/01/2027	506,659	527,408
7.10%, 03/01/2023 – 02/01/2033	1,384,019	1,438,246
7.12%, 05/01/2025 – 06/01/2032	2,712,346	2,831,469
7.125%, 01/01/2022 – 08/01/2027	79,944	83,439
7.14%, 10/01/2009	94,343	94,714
7.16%, 09/01/2030	619,929	643,790
7.17%, 07/01/2027 – 06/01/2033	715,117	747,882
7.18%, 06/01/2026 – 02/01/2035	5,201,154	5,426,988
7.19%, 08/01/2027 – 08/01/2028	493,233	513,867
7.20%, 10/01/2024	1,210,939	1,261,447
7.21%, 12/01/2023	58,108	60,207
7.22%, 07/01/2027 – 09/01/2032	3,154,059	3,296,663
7.23%, 12/01/2021 – 12/01/2030	3,573,277	3,733,468
7.24%, 10/01/2024 – 02/01/2030	649,138	678,863
7.25%, 12/01/2020 – 09/01/2024	49,479	52,319
7.27%, 11/01/2024 – 08/01/2040	3,771,172	3,973,246
7.28%, 07/01/2024	24,567	25,545
7.29%, 02/01/2019 – 07/01/2033	772,892	803,432
7.31%, 03/01/2033	480,085	501,967
7.32%, 06/01/2032	199,399	208,713
7.34%, 05/01/2017 – 10/01/2031	1,060,246	1,109,778
7.35%, 10/01/2025 – 09/01/2033	810,017	844,744
7.37%, 04/01/2028 – 10/01/2029	1,967,673	2,061,002
7.375%, 06/01/2025	14,013	14,595
7.38%, 09/01/2033	395,495	412,217
7.40%, 06/01/2024	88,868	92,695
7.41%, 06/01/2027	345,450	361,203
7.42%, 05/01/2027	212,316	218,514
7.43%, 01/01/2025	100,336	105,960
7.45%, 07/01/2020	735,938	770,284
7.47%, 06/01/2040	2,491,545	2,663,736
7.50%, 07/01/2010	883,026	944,149
7.51%, 04/01/2034	8,085,815	8,278,898

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
7.55%, 10/01/2025	$29,769	$31,381
7.56%, 07/01/2039	6,552,474	6,822,436
7.58%, 10/01/2028	629,081	663,353
7.60%, 01/01/2031	106,004	112,686
7.62%, 07/01/2028	757,967	799,367
7.625%, 03/01/2024	7,202	7,532
7.63%, 04/01/2033	1,929,045	2,061,242
7.67%, 01/01/2033	1,391,486	1,433,036
7.72%, 04/01/2026 – 04/01/2040	6,975,003	7,291,508
7.75%, 02/01/2024 – 01/01/2033	3,951,147	4,246,864
7.77%, 08/01/2030	316,424	335,703
7.80%, 03/01/2030	425,321	449,445
7.83%, 11/01/2032	108,281	114,941
7.84%, 11/01/2031	149,707	165,102
7.95%, 03/01/2015 – 06/01/2024	1,132,677	1,203,828
8.03%, 12/01/2032	1,163,908	1,200,315
8.06%, 09/01/2033	582,379	632,953
8.16%, 09/01/2033 – 12/01/2050	897,633	950,826
8.17%, 01/01/2033	85,799	92,254
8.375%, 12/01/2024	4,178	4,454
8.38%, 02/01/2033	66,619	72,107
8.45%, 11/01/2031	55,538	60,246
8.56%, 05/01/2033	257,789	282,039
8.67%, 04/01/2032	257,183	285,911
8.73%, 06/01/2032 – 09/01/2033	414,281	459,495
8.80%, 11/01/2031	308,087	337,570
8.81%, 04/01/2033	129,023	140,749
8.89%, 10/01/2032	50,259	55,529
8.91%, 04/01/2032	312,056	344,706
8.92%, 02/01/2033	116,824	129,111
8.95%, 03/01/2032	50,988	56,909
9.06%, 12/01/2031	199,979	221,217
9.10%, 10/01/2024	8,582	9,268
9.20%, 03/01/2032	87,151	97,197
9.21%, 05/01/2033	61,106	67,639
GNMA:
5.125%, 08/20/2017	29,798	29,964
5.625%, 08/20/2015 – 09/20/2027	8,129,903	8,326,126
6.00%, 01/20/2030 – 12/20/2032	535,066	547,685
6.125%, 09/20/2017 – 12/20/2032	40,452,850	41,391,651
6.375%, 02/20/2016 – 01/20/2028	23,057,138	23,671,743
6.50%, 10/20/2015 – 04/20/2033	4,939,088	5,051,818
6.875%, 01/20/2022	10,428	10,694

		1,339,109,170

Total Agency Mortgage-Backed Pass Through Securities (cost $1,475,960,957)		1,482,524,106

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 12.1%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	$ 10,776,148	$11,828,546
Ser. T-54, Class 3A, 7.00%, 02/25/2043	37,086,580	39,178,052
Ser. T-54, Class 4A, 6.37%, 02/25/2043	4,766,907	4,832,797
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	12,530,807	13,412,602
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	922,200	972,448
Ser. 2001-T12, Class A4, FRN, 6.43%, 08/25/2041	15,343,474	15,823,111
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,591,444	1,656,025
Ser. 2002-66, Class A3, FRN, 6.37%, 04/25/2042	22,852,924	23,601,451
Ser. 2002-D12, Class A5, FRN, 6.31%, 10/25/2041	3,369,136	3,459,876
Ser. 2002-W04, Class A6, 6.48%, 02/25/2027	6,763,229	6,917,227
Ser. 2003-07, Class A2, 6.22%, 05/25/2042	3,205,178	3,316,013
Ser. 2003-63, Class A8, 6.29%, 01/25/2043	4,416,798	4,549,214
Ser. 2003-W02, Class 2A8, 5.67%, 07/25/2042	33,063,979	33,975,279
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	10,002,543	10,532,878
Ser. 2003-W04, Class 5A, 6.70%, 10/25/2042	3,522,486	3,631,149
Ser. 2003-W08, Class 4A, 6.41%, 11/25/2042	1,534,543	1,576,611
Ser. 2003-W10, Class 2A, 6.44%, 06/25/2043	6,521,761	6,683,696
Ser. 2003-W18, Class 2A, FRN, 6.37%, 06/25/2033	36,002,195	37,728,140
Ser. 2004-T03, Class 2A, FRN, 6.40%, 08/25/2043	5,499,374	5,777,808
Ser. 2004-W12, Class 2A, 6.27%, 06/25/2044	17,291,090	17,813,154

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $247,008,803)		247,266,077

YANKEE OBLIGATIONS - GOVERNMENT 0.3%
Instituto Nacional de Habitação U.S. Aid Agcy., FRN, 3.77%, 12/01/2016
(cost $5,625,000)	5,625,000	5,645,363

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Money Market Fund, Class I, 4.89% q ø
(cost $9,820,124)	9,820,124	9,820,124

Total Investments (cost $2,235,973,074) 110.6%		2,252,661,748
Other Assets and Liabilities (10.6%)		(216,355,773)

Net Assets 100.0%		$ 2,036,305,975

µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

23

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of December 31, 2007:

AAA	100%

The following table shows the percent of total investments based on effective maturity as of December 31, 2007:

Less than 1 year	0.5%
1 to 3 year(s)	27.9%
3 to 5 years	45.7%
5 to 10 years	25.9%

100%

See Notes to Financial Statements

24

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $2,226,152,950)	$ 2,242,841,624
Investments in affiliated money market fund, at value (cost $9,820,124)	9,820,124

Total investments	2,252,661,748
Principal paydown receivable	9,227,792
Receivable for Fund shares sold	2,126,175
Interest receivable	13,705,412
Prepaid expenses and other assets	8,418

Total assets	2,277,729,545

Liabilities
Dividends payable	2,673,461
Payable for securities purchased	52,962,698
Payable for Fund shares redeemed	6,282,139
Payable for reverse repurchase agreements	179,068,702
Advisory fee payable	23,298
Distribution Plan expenses payable	28,628
Due to other related parties	27,681
Accrued expenses and other liabilities	356,963

Total liabilities	241,423,570

Net assets	$ 2,036,305,975

Net assets represented by
Paid-in capital	$ 2,339,044,963
Overdistributed net investment income	(6,819,421)
Accumulated net realized losses on investments	(312,608,241)
Net unrealized gains on investments	16,688,674

Total net assets	$ 2,036,305,975

Net assets consists of
Class A	$ 275,118,654
Class B	224,442,322
Class C	427,981,151
Class I	1,031,479,324
Class IS	77,284,524

Total net assets	$ 2,036,305,975

Shares outstanding (unlimited number of shares authorized)
Class A	29,774,447
Class B	24,290,399
Class C	46,318,559
Class I	111,628,284
Class IS	8,365,156

Net asset value per share
Class A	$ 9.24
Class A — Offering price (based on sales charge of 2.25%)	$ 9.45
Class B	$ 9.24
Class C	$ 9.24
Class I	$ 9.24
Class IS	$ 9.24

See Notes to Financial Statements

25

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2007 (unaudited)

Investment income
Interest	$ 69,397,206
Income from affiliate	18,828

Total investment income	69,416,034

Expenses
Advisory fee	2,502,659
Distribution Plan expenses
Class A	447,857
Class B	1,251,981
Class C	2,327,597
Class IS	180,269
Administrative services fee	1,185,287
Transfer agent fees	1,017,514
Trustees’ fees and expenses	25,269
Printing and postage expenses	75,389
Custodian and accounting fees	363,836
Registration and filing fees	37,115
Professional fees	49,176
Interest expense	4,231,979
Other	55,915

Total expenses	13,751,843
Less: Expense reductions	(24,027)
Expense reimbursements	(74,643)

Net expenses	13,653,173

Net investment income	55,762,861

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(2,282,073)
Futures contracts	(516,600)

Net realized losses on investments	(2,798,673)
Net change in unrealized gains or losses on investments	13,561,991

Net realized and unrealized gains or losses on investments	10,763,318

Net increase in net assets resulting from operations	$ 66,526,179

See Notes to Financial Statements

26

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2007		Year Ended
	(unaudited)		June 30, 2007

Operations
Net investment income	$ 55,762,861		$ 123,005,103
Net realized losses on investments		(2,798,673)		(14,768,025)
Net change in unrealized
gains or losses on investments		13,561,991		24,292,068

Net increase in net assets resulting
from operations		66,526,179		132,529,146

Distributions to shareholders from
Net investment income
Class A		(7,539,792)		(16,869,533)
Class B		(5,385,316)		(12,922,255)
Class C		(10,018,529)		(22,966,221)
Class I		(32,383,651)		(69,741,414)
Class IS		(3,626,942)		(10,561,636)

Total distributions to shareholders		(58,954,230)		(133,061,059)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,709,563	34,220,831	7,574,489	70,162,344
Class B	126,538	1,170,631	442,324	4,114,399
Class C	641,419	5,922,022	1,598,624	14,845,168
Class I	8,456,125	78,101,710	20,822,090	193,227,611
Class IS	3,667,059	33,820,492	8,171,017	75,750,193

		153,235,686		358,099,715

Net asset value of shares issued in
reinvestment of distributions
Class A	579,882	5,353,647	1,334,808	12,382,011
Class B	406,517	3,753,079	903,929	8,384,718
Class C	606,223	5,596,867	1,346,163	12,486,860
Class I	2,514,451	23,211,477	5,163,271	47,886,980
Class IS	200,036	1,846,671	606,608	5,630,736

		39,761,741		86,771,305

Automatic conversion of Class B
shares to Class A shares
Class A	214,299	1,976,642	362,761	3,362,141
Class B	(214,299)	(1,976,642)	(362,761)	(3,362,141)

		0		0

Payment for shares redeemed
Class A	(8,493,639)	(78,372,958)	(28,177,822)	(261,539,553)
Class B	(5,814,800)	(53,662,440)	(14,645,059)	(135,826,560)
Class C	(8,953,341)	(82,632,374)	(28,736,793)	(266,626,022)
Class I	(47,163,675)	(435,527,795)	(45,963,956)	(426,500,616)
Class IS	(13,259,683)	(122,412,414)	(24,103,743)	(223,922,617)

		(772,607,981)		(1,314,415,368)

Net decrease in net assets resulting
from capital share transactions		(579,610,554)		(869,544,348)

Total decrease in net assets		(572,038,605)		(870,076,261)
Net assets
Beginning of period		2,608,344,580		3,478,420,841

End of period	$ 2,036,305,975		$ 2,608,344,580

Overdistributed net investment
income	$ (6,819,421)		$ (3,628,052)

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Adjustable Rate Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Reverse repurchase agreements
To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit-worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. Futures contracts
In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. When-issued and delayed delivery transactions
The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Dollar roll transactions
The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

g. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase. For the six months ended December 31, 2007, the advisory fee was equivalent to 0.21% of the Fund’s average daily net assets (on an annualized basis).

Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $74,643.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equip-

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS
EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended December 31, 2007, EIS received $22,292 from the sale of Class A shares and $9,606, $363,941 and $6,551 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of U.S. government securities (excluding short-term securities) were $342,101,886 and $559,529,310, respectively, for the six months ended December 31, 2007.

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $2,239,766,653. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,855,351 and $7,960,256, respectively, with a net unrealized appreciation of $12,895,095.

As of June 30, 2007, the Fund had $290,868,676 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013	2014	2015

$187,870	$426,146	$981,922	$10,210,807	$124,196,026	$95,791,789	$47,790,373	$11,283,743

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2007, the Fund incurred and elected to defer post-October losses of $14,314,786.

31

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT AND OTHER BORROWINGS
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended December 31, 2007, the Fund had no borrowings under this agreement.

During the six months ended December 31, 2007, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $83,635,949 (on an annualized basis) with a weighted average interest rate of 5.06% and paid interest of $4,231,979, representing 0.36% of the Fund’s average daily net assets (on an annualized basis). The maximum amount outstanding under reverse repurchase agreements during the six months ended Decem-ber 31, 2007 was $338,416,092 (including accrued interest). At December 31, 2007, reverse repurchase agreements outstanding were as follows:

Repurchase			Maturity
Amount	Counterparty	Interest Rate	Date

$179,068,702	Goldman Sachs	5.04%	01/02/2008

32

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by

33

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

34

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, TAG (the “Sub-Advisor”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Adjustable Rate Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the

35

ADDITIONAL INFORMATION (unaudited) continued

funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

36

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, and five-, and ten-year periods ended December 31, 2006, the Fund’s Class I shares (the Fund’s oldest share class) had either outperformed or performed near the Fund’s benchmark index, the Lehman Six-Month Treasury Bill Index. The Trustees noted that the Fund’s management fee was lower than those of a majority of the other funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees considered information regarding the rates at which other clients pay advisory fees to EIMC or its affiliates for advisory services that are comparable to the advisory services they provide to the Fund. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, and concluded that the performance of those accounts did not reflect any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

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ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director,
Trustee	The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society (scholarship program); Former
Term of office since: 1991	Director, Executive Vice President and Treasurer, State Street Research &
Other directorships: None	Management Company (investment advice)

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education);
Trustee	Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee,
Trustee	Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former
DOB: 2/14/1939	Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi
Term of office since: 1983	Medical Products Co.; Former Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex
(consisting of 60 portfolios
as of 12/31/2006)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds;
DOB: 12/25/1963	Former Treasurer, Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company);
Trustee	Former President and Director of Phillips Pond Homes Association (home
DOB: 4/9/1948	community); Former Partner, PricewaterhouseCoopers, LLP (independent
Term of office since: 2006	registered public accounting firm)
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate
DOB: 8/26/1955	holding company), Member, K&P Development, LLC (real estate development);
Term of office since: 1988	Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit
Other directorships: None	organization)

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc.
DOB: 9/19/1941	(executive recruitment information and research company); Consultant, AESC
Term of office since: 1982	(The Association of Executive Search Consultants); Director, J&M Cumming Paper
Other directorships: None	Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

44

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman,
Trustee	Branded Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
Trustee	Former Director, Trust Company of CT; Former Director, Old State House Association;
DOB: 8/11/1939	Former Trustee, Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association;
Trustee	Member, Financial Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment
President	Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief
DOB: 6/20/1945	Investment Officer, Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management
Treasurer	Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former
DOB: 12/12/1970	Assistant Vice President, Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen
Secretary	Investment Services, Inc.; Secretary, Senior Vice President and General Counsel,
DOB: 4/20/1960	Evergreen Investment Management Company, LLC and Evergreen Service Company,
Term of office since: 2000	LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice
Chief Compliance Officer	President of Evergreen Investments Co, Inc; Former Managing Director and Senior
DOB: 9/20/1965	Compliance Officer, Babson Capital Management LLC; Former Principal and Director,
Term of office since: 2007	Compliance and Risk Management, State Street Global Advisors; Former Vice
CPresident and Manager, Sales Practice ompliance, Deutsche Asset Management.

1	Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

45

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $274 billion in assets as of December 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2007

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

564984 rv5 2/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564984 rv5 2/2008

Evergreen Institutional Enhanced Income Fund

Evergreen

INSTITUTIONAL ENHANCED INCOME FUND

Semiannual Report
as of December 31, 2007

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
18	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2008

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional Enhanced Income Fund for the six-month period ended December 31, 2007.

Investors in the domestic fixed income market faced an increasingly challenging environment in the final half of 2007. Problems that first surfaced in the weakening housing and subprime mortgage markets led to a tightening of credit which, in turn, contributed to widening fears of a dramatic deceleration in the economy’s expansion. Against this backdrop, investors sought the highest-quality securities and avoided credit risk. Longer-maturity Treasuries were the strongest-performing sector in the fixed income market. Meanwhile, prices of corporate bonds and many asset-backed securities began falling as the yield spreads between Treasuries and lower-rated securities widened. At the same time, the equity market experienced increasing turbulence as investors scrutinized each new economic report for any evidence of a deceleration in the economy’s expansion or slowing of corporate profit growth. In this unstable environment, large capitalization stocks tended to be preferred over smaller cap stocks, while growth stocks held a clear performance edge over value stocks. Most domestic equity benchmarks posted negative returns for the final quarter of the year.

The U.S. economy slowed noticeably in the closing months of the year. While Gross Domestic Product grew by approximately 2.5% in 2007, growth slowed to an annual rate of 0.6% in the fourth quarter. The combination of mortgage-related weakness, higher

1

LETTER TO SHAREHOLDERS continued

energy prices and tighter lending standards limited both consumer spending and business investment. Operating earnings of companies in the S&P 500 declined in the third quarter of the year and were expected to fall again in the final quarter. Massive write-downs of assets by major corporations, most notably in the Financials sector, were a principal factor contributing to the slowing of profit growth. Faced with growing evidence of the economy’s slowing, the Federal Reserve Board (the “Fed”) began adding liquidity to the nation’s financial system, cutting the target fed funds rate from 5.25% to 4.25% in the final months of 2007. The Fed acted even more forcefully during the first month of 2008, cutting another 1.25 percentage points off the influential target rate in two separate actions within just eight days of each other. The White House and Congress, meanwhile, negotiated over a fiscal package to re-invigorate the economy through tax cuts and other fiscal actions.

Over the six-month period, the management teams of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each fund’s objective. The team managing Evergreen Short Intermediate Bond Fund, for example, focused on the higher-quality tiers of the markets while keeping duration — or price sensitivity to changes in interest rates — close to neutral to the market. At the same time, managers of Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages with relatively stable cash flows. The team supervising Evergreen Ultra Short Opportunities Fund, meanwhile, maintained a portfolio of shorter-maturity, higher-quality securities. Managers of Evergreen Institutional Enhanced Income Fund maintained a conservative strategy designed to

2

LETTER TO SHAREHOLDERS continued

seek a higher yield than a money market fund with only minimal price variability.

We believe the experiences in the investment markets during the past six months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of December 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Sheila Nye

• Bryan K. White, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/1/2005

Class I
Class inception date	7/1/2005

Nasdaq symbol	EIEIX

6-month return	1.86%

Average annual return

1-year	4.50%

Since portfolio inception	4.60%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Institutional Enhanced Income Fund Class I shares versus a similar investment in the Merrill Lynch 3 Month U.S. Dollar LIBOR† (ML 3-Month USD LIBOR) and the Consumer Price Index (CPI).

The ML 3-Month USD LIBOR is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of December 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2007	12/31/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,018.59	$ 0.41
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.73	$ 0.41

* Expenses are equal to the Fund’s annualized expense ratio (0.08% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2007
CLASS I	(unaudited)	2007	2006[1]

Net asset value, beginning of period	$ 9.98	$ 9.98	$ 10.00

Income from investment operations
Net investment income (loss)	0.26	0.54	0.42
Net realized and unrealized gains or losses on investments	(0.08)	0	(0.01)

Total from investment operations	0.18	0.54	0.41

Distributions to shareholders from
Net investment income	(0.26)	(0.54)	(0.43)

Net asset value, end of period	$ 9.90	$ 9.98	$ 9.98

Total return	1.86%	5.50%	4.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$471,793	$938,031	$807,958
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.08%[2]	0.04%	0.09%
Expenses excluding waivers/reimbursements and expense reductions	0.24%[2]	0.24%	0.25%
Net investment income (loss)	5.27%[2]	5.37%	4.52%
Portfolio turnover rate	53%	127%	113%

1 For the period from July 1, 2005 (commencement of class operations), to June 30, 2006.

2 Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 18.1%
Altius Funding, Ltd., Ser. 2006-3A, Class A1A, FRN, 5.35%, 12/02/2041 144A	$ 11,234,534	$10,490,246
Capital One Auto Fin. Trust, Ser. 2007-A, Class A2, 5.33%, 05/15/2010	6,347,120	6,346,612
Chase Funding Mtge. Loan, Ser. 2003-2, Class 2A2, FRN, 5.15%, 02/25/2033	674,061	666,613
CPS Auto Trust:
Ser. 2006-A, Class 1A2, 5.22%, 01/15/2010 144A	59,539	59,555
Ser. 2006-D, Class A2, 5.32%, 08/15/2010 144A	7,608,598	7,596,713
First Horizon Asset Backed Trust:
Ser. 2006-HE1, Class A, FRN, 5.03%, 10/25/2034	14,517,653	12,820,902
Ser. 2006-HE2, Class A, FRN, 5.00%, 10/25/2026	11,899,121	10,400,749
GS Auto Loan Trust, Ser. 2006-1, Class A2, 5.47%, 02/15/2009	1,144,539	1,145,237
Pinnacle Capital Asset Trust, Ser. 2006-A, Class A3, 5.29%, 05/25/2009 144A	25,000,000	24,993,500
Providian Gateway Master Trust, Ser. 2001-D, Class A, 5.40%, 05/16/2011 144A	10,000,000	10,006,250
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class AF1, 6.00%,
08/25/2036	925,888	921,949

Total Asset-Backed Securities (cost $90,021,907)		85,448,326

CERTIFICATES OF DEPOSIT 5.3%
Barclays Bank plc, 5.28%, 10/20/2008	15,000,000	14,991,465
Harris, NA, 5.30%, 07/18/2008	10,000,000	9,992,040

Total Certificates of Deposit (cost $25,000,000)		24,983,505

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.1%
FLOATING-RATE 6.1%
BCC Funding Corp., Ser. 2007-1A, Class A, 5.10%, 06/20/2013 144A	7,108,975	7,120,705
Citicorp Residential Mtge. Securities, Ser. 2006-3, Class A1A, 5.82%, 12/31/2036	10,017,030	9,890,279
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-WF2, Class AF1, 5.01%, 08/25/2035	247,133	247,119
Credit Suisse Mtge. Capital Comml. Trust, Ser. 2006-TFLA, Class A1, 5.15%,
04/15/2021 144A	3,358,173	3,335,101
GMAC Mtge. Corp. Loan Trust, Ser. 2006-HE3, Class A1, 4.97%, 10/25/2036	5,530,141	5,435,739
Residential Asset Mtge. Products, Inc., Ser. 2006-RP1, Class A1, 5.00%,
10/25/2045 144A	2,791,942	2,783,119

Total Commercial Mortgage-Backed Securities (cost $28,441,229)		28,812,062

COMMERCIAL PAPER 48.7%
Belmont Funding, LLC, 5.38%, 01/11/2008	10,000,000	9,983,118
Bryant Parker Funding, LLC, 5.25%, 01/14/2008	10,077,000	10,059,365
Charta, LLC, 4.87%, 01/23/2008	10,000,000	9,964,759
Chesham Finance, LLC, 5.12%, 01/04/2008	15,000,000	14,990,850
Concord Minutemen Capital Co., 5.30%, 01/10/2008	10,000,000	9,984,656
Crown Point Capital Co., 5.12%, 01/18/2008	10,500,000	10,471,046
DEPFA BANK plc, 5.17%, 01/02/2008	15,000,000	15,000,000
Dexia Delaware, LLC, 5.06%, 02/15/2008	15,000,000	14,913,290
Ebury Finance, LLC, 5.04%, 01/30/2008	10,000,000	9,953,583
Erste Finance, LLC, 5.05%, 01/03/2008	12,000,000	11,998,317
Falcon Asset Co., LLC, 5.40%, 01/22/2008	14,000,000	13,958,000
HBOS Treasury Services plc, 5.25%, 03/12/2008	15,000,000	14,860,680
ING Funding, LLC, 4.45%, 01/11/2008	10,000,000	9,988,875
Irish Permanent Treasury, 5.03%, 04/14/2008	9,000,000	8,873,607

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Landesbank Baden-Wur, 4.81%, 01/08/2008	$ 10,000,000	$9,989,511
Old Line Funding, LLC, 5.90%, 01/10/2008	8,000,000	7,989,511
Royal Bank of Scotland Group, plc, 4.40%, 01/07/2008	12,000,000	11,992,667
Skandin Ens Banken AG, 4.82%, 01/28/2008	15,000,000	14,946,298
Societe Generale, 4.73%, 02/04/2008	15,000,000	14,933,893
UBS Financial Services, Inc., 5.42%, 01/14/2008	5,000,000	4,990,881

Total Commercial Paper (cost $229,856,023)		229,842,907

CORPORATE BONDS 20.7%
FINANCIALS 20.7%
Capital Markets 13.3%
Bear Stearns Cos., FRN, 4.83%, 01/09/2008	25,000,000	24,998,025
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	15,000,000	15,001,560
Goldman Sachs Group, Inc., FRN:
5.00%, 12/19/2014	20,000,000	19,769,140
5.08%, 01/30/2008	3,000,000	3,000,039

		62,768,764

Consumer Finance 2.1%
American Express Centurion Bank, FRN, 5.35%, 10/14/2008	10,000,000	10,000,300

Diversified Financial Services 5.3%
MBIA Global Funding, LLC, FRN, 4.37%, 09/25/2008 144A	25,000,000	24,733,775

Total Corporate Bonds (cost $98,006,569)		97,502,839

TIME DEPOSIT 0.6%
Deutsche Bank AG, 4.00%, 01/02/2008 (cost $2,843,330)	2,843,330	2,843,330

Total Investments (cost $474,169,058) 99.5%		469,432,969
Other Assets and Liabilities 0.5%		2,359,595

Net Assets 100.0%		$471,792,564

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Summary of Abbreviations
FRN Floating Rate Note

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of December 31, 2007:

AAA	29.6%
AA	65.1%
A	5.3%

100.0%

The following table shows the percent of total investments based on effective maturity as of December 31, 2007:

Less than 1 year	89.1%
1 to 3 year(s)	10.9%

100.0%

See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $474,169,058)	$469,432,969
Interest receivable	2,485,209
Prepaid expenses and other assets	5,073

Total assets	471,923,251

Liabilities
Dividends payable	16,289
Advisory fee payable	155
Due to other related parties	2,582
Accrued expenses and other liabilities	111,661

Total liabilities	130,687

Net assets	$471,792,564

Net assets represented by
Paid-in capital	$477,303,843
Overdistributed net investment income	(78,369)
Accumulated net realized losses on investments	(696,821)
Net unrealized losses on investments	(4,736,089)

Total net assets	$471,792,564

Shares outstanding (unlimited number of shares authorized)—Class I	47,632,672

Net asset value per share—Class I	$9.90

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2007 (unaudited)

Investment income
Interest	$19,689,525

Expenses
Advisory fee	442,283
Administrative services fee	221,142
Transfer agent fees	1,262
Trustees’ fees and expenses	7,621
Printing and postage expenses	12,438
Custodian and accounting fees	136,933
Registration and filing fees	65,734
Professional fees	13,000
Other	9,999

Total expenses	910,412
Less: Expense reductions	(35,275)
Fee waivers and expense reimbursements	(600,896)

Net expenses	274,241

Net investment income	19,415,284

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(2,430)
Net change in unrealized gains or losses on investments	(4,652,955)

Net realized and unrealized gains or losses on investments	(4,655,385)

Net increase in net assets resulting from operations	$14,759,899

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2007		Year Ended
	(unaudited)		June 30, 2007

Operations
Net investment income		$19,415,284		$45,327,933
Net realized losses on investments		(2,430)		(281,408)
Net change in unrealized gains or losses
on investments		(4,652,955)		656,851

Net increase in net assets resulting from
operations		14,759,899		45,703,376

Distributions to shareholders from
net investment income		(19,417,534)		(45,338,527)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	22,592,676	225,151,343	80,789,353	806,486,469

Net asset value of shares issued in
reinvestment of distributions
Class I	1,778,948	17,717,008	2,848,270	28,434,318

Payment for shares redeemed
Class I	(70,703,144)	(704,449,191)	(70,644,454)	(705,212,411)

Net increase (decrease) in net assets
resulting from capital share transactions		(461,580,840)		129,708,376

Total increase (decrease) in net assets		(466,238,475)		130,073,225
Net assets
Beginning of period		938,031,039		807,957,814

End of period	$ 471,792,564			$938,031,039

Overdistributed net investment income	$ (78,369)		$ (76,119)

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Enhanced Income Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.12% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $442,283 and reimbursed other expenses in the amount of $158,613.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Fund and the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Fund and the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $236,715,989 and $327,079,582, respectively, for the six months ended December 31, 2007.

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $474,169,058. The gross unrealized appreciation and depreciation on securities based on tax cost was $50,498 and $4,786,587, respectively, with a net unrealized depreciation of $4,736,089.

As of June 30, 2007, the Fund had $615,510 in capital loss carryovers for federal income tax purposes expiring in 2015.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2007, the Fund incurred and elected to defer post-October losses of $78,881.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2007, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended December 31, 2007, the Fund had no borrowings.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

11. LIQUIDATION

The Fund’s investment advisor has informed the Board of Trustees that it expects to propose the liquidation of the Fund in the near future. Shareholders will be provided advanced notice of the liquidation. As a result, investors should consider an investment in the Fund to be a short-term

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

investment. Between the time a shareholder purchases shares of the Fund and such liquidation, the net asset value of Fund shares may decline. A liquidation of shares is considered a taxable event. It is possible that the Fund’s investment performance will be adversely affected as a result of the anticipated liquidation. The Fund has a limited number of shareholders, some of whom, including affiliates of the Fund’s investment advisor, have large positions in the Fund. Redemptions made by one or more large shareholders in anticipation of the liquidation may adversely affect the management of the Fund.

17

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Institutional Enhanced Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

18

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

19

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

20

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-year period ended December 31, 2006, the Fund’s Class I shares had outperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Dollar LIBOR Index, and a majority of the funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the Fund’s management fee was lower than the management fees of the other funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other

21

ADDITIONAL INFORMATION (unaudited) continued

things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Senior Vice President,
Trustee	Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur
DOB: 12/25/1963	Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

575454 rv2 2/2008

Evergreen Short Intermediate Bond Fund

Evergreen

SHORT INTERMEDIATE BOND FUND

Semiannual Report
as of December 31, 2007

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
36	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2008

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Short Intermediate Bond Fund for the six-month period ended December 31, 2007.

Investors in the domestic fixed income market faced an increasingly challenging environment in the final half of 2007. Problems that first surfaced in the weakening housing and subprime mortgage markets led to a tightening of credit which, in turn, contributed to widening fears of a dramatic deceleration in the economy’s expansion. Against this backdrop, investors sought the highest-quality securities and avoided credit risk. Longer-maturity Treasuries were the strongest-performing sector in the fixed income market. Meanwhile, prices of corporate bonds and many asset-backed securities began falling as the yield spreads between Treasuries and lower-rated securities widened. At the same time, the equity market experienced increasing turbulence as investors scrutinized each new economic report for any evidence of a deceleration in the economy’s expansion or slowing of corporate profit growth. In this unstable environment, large capitalization stocks tended to be preferred over smaller cap stocks, while growth stocks held a clear performance edge over value stocks. Most domestic equity benchmarks posted negative returns for the final quarter of the year.

The U.S. economy slowed noticeably in the closing months of the year. While Gross Domestic Product grew by approximately 2.5% in 2007, growth slowed to an annual rate of 0.6% in the fourth quarter. The combination of mortgage-related weakness, higher

LETTER TO SHAREHOLDERS continued

energy prices and tighter lending standards limited both consumer spending and business investment. Operating earnings of companies in the S&P 500 declined in the third quarter of the year and were expected to fall again in the final quarter. Massive write-downs of assets by major corporations, most notably in the Financials sector, were a principal factor contributing to the slowing of profit growth. Faced with growing evidence of the economy’s slowing, the Federal Reserve Board (the “Fed”) began adding liquidity to the nation’s financial system, cutting the target fed funds rate from 5.25% to 4.25% in the final months of 2007. The Fed acted even more forcefully during the first month of 2008, cutting another 1.25 percentage points off the influential target rate in two separate actions within just eight days of each other. The White House and Congress, meanwhile, negotiated over a fiscal package to re-invigorate the economy through tax cuts and other fiscal actions.

Over the six-month period, the management teams of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each fund’s objective. The team managing Evergreen Short Intermediate Bond Fund, for example, focused on the higher-quality tiers of the markets while keeping duration — or price sensitivity to changes in interest rates — close to neutral to the market. At the same time, managers of Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages with relatively stable cash flows. The team supervising Evergreen Ultra Short Opportunities Fund, meanwhile, maintained a portfolio of shorter-maturity, higher-quality securities. Managers of Evergreen Institutional Enhanced Income Fund maintained a conservative strategy designed to

LETTER TO SHAREHOLDERS continued

seek a higher yield than a money market fund with only minimal price variability.

We believe the experiences in the investment markets during the past six months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE

as of December 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA

• Parham M.Behrooz, CFA

• Mehmet Camurdan, CFA

• Eric R. Harper, CFA

• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Nasdaq symbol	EFXAX	EFXBX	EFXCX	ESFIX	EFISX

6-month return with
sales charge	1.33%	1.32%	2.32%	N/A	N/A

6-month return w/o
sales charge	3.73%	3.32%	3.32%	3.83%	3.70%

Average annual return*

1-year with sales charge	2.62%	2.21%	3.21%	N/A	N/A

1-year w/o sales charge	5.04%	4.21%	4.21%	5.25%	4.99%

5-year	3.05%	2.64%	2.64%	3.67%	3.42%

10-year	5.21%	4.96%	4.96%	5.55%	5.28%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund’s Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Short Intermediate Bond Fund Class A shares versus a similar investment in the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) and the Consumer Price Index (CPI).

The LBIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of December 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2007	12/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,037.30	$ 4.15
Class B	$ 1,000.00	$ 1,033.16	$ 8.23
Class C	$ 1,000.00	$ 1,033.16	$ 8.23
Class I	$ 1,000.00	$ 1,038.34	$ 3.13
Class IS	$ 1,000.00	$ 1,037.04	$ 4.40
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.06	$ 4.12
Class B	$ 1,000.00	$ 1,017.04	$ 8.16
Class C	$ 1,000.00	$ 1,017.04	$ 8.16
Class I	$ 1,000.00	$ 1,022.07	$ 3.10
Class IS	$ 1,000.00	$ 1,020.81	$ 4.37

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.81% for Class A, 1.61% for Class B, 1.61% for Class C, 0.61% for Class I and 0.86% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Income from investment operations
Net investment income (loss)	0.14	0.26	0.24	0.23	0.22	0.27
Net realized and unrealized gains or losses on investments	0.08	0.06	(0.26)	0.07	(0.25)	0.34

Total from investment operations	0.22	0.32	(0.02)	0.30	(0.03)	0.61

Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.25)	(0.24)	(0.24)	(0.27)
Net realized gains	0	0	0	0	(0.01)	(0.02)
Tax basis return of capital	0	(0.01)[1]	0	0	0	0

Total distributions to shareholders	(0.13)	(0.26)	(0.25)	(0.24)	(0.25)	(0.29)

Net asset value, end of period	$ 5.99	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33

Total return[2]	3.73%	5.51%	(0.31%)	4.99%	(0.41%)	10.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$54,577	$56,384	$68,516	$83,691	$84,755	$93,989
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.81%[3]	0.79%	0.77%	0.73%	0.74%	0.67%
Expenses excluding waivers/reimbursements
and expense reductions	0.91%[3]	0.89%	0.87%	0.88%	0.89%	0.74%
Net investment income (loss)	4.58%[3]	4.33%	4.03%	3.69%	3.62%	4.35%
Portfolio turnover rate	103%	128%	113%	154%	149%	132%

1 Tax basis return of capital per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Income from investment operations
Net investment income (loss)	0.12	0.21	0.20	0.17	0.17	0.21
Net realized and unrealized gains or losses on investments	0.07	0.06	(0.27)	0.08	(0.25)	0.35

Total from investment operations	0.19	0.27	(0.07)	0.25	(0.08)	0.56

Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.20)	(0.19)	(0.19)	(0.22)
Net realized gains	0	0	0	0	(0.01)	(0.02)
Tax basis return of capital	0	(0.01)[1]	0	0	0	0

Total distributions to shareholders	(0.10)	(0.21)	(0.20)	(0.19)	(0.20)	(0.24)

Net asset value, end of period	$ 5.99	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33

Total return[2]	3.32%	4.67%	(1.15%)	4.11%	(1.27%)	9.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,625	$5,133	$7,131	$10,343	$13,664	$21,249
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.61%[3]	1.59%	1.57%	1.58%	1.59%	1.57%
Expenses excluding waivers/reimbursements
and expense reductions	1.61%[3]	1.59%	1.57%	1.58%	1.59%	1.59%
Net investment income (loss)	3.78%[3]	3.55%	3.22%	2.83%	2.77%	3.45%
Portfolio turnover rate	103%	128%	113%	154%	149%	132%

1 Tax basis return of capital per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Income from investment operations
Net investment income (loss)	0.12	0.21	0.19	0.17	0.17	0.21
Net realized and unrealized gains or losses on investments	0.07	0.06	(0.26)	0.08	(0.25)	0.35

Total from investment operations	0.19	0.27	(0.07)	0.25	(0.08)	0.56

Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.20)	(0.19)	(0.19)	(0.22)
Net realized gains	0	0	0	0	(0.01)	(0.02)
Tax basis return of capital	0	(0.01)[1]	0	0	0	0

Total distributions to shareholders	(0.10)	(0.21)	(0.20)	(0.19)	(0.20)	(0.24)

Net asset value, end of period	$ 5.99	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33

Total return[2]	3.32%	4.67%	(1.15%)	4.11%	(1.27%)	9.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,768	$13,035	$16,659	$21,359	$30,311	$39,936
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.61%[3]	1.59%	1.58%	1.58%	1.59%	1.57%
Expenses excluding waivers/reimbursements
and expense reductions	1.61%[3]	1.59%	1.58%	1.58%	1.59%	1.59%
Net investment income (loss)	3.79%[3]	3.55%	3.23%	2.83%	2.77%	3.44%
Portfolio turnover rate	103%	128%	113%	154%	149%	132%

1 Tax basis return of capital per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Income from investment operations
Net investment income (loss)	0.14	0.28	0.25	0.23	0.23	0.28
Net realized and unrealized gains or losses on investments	0.08	0.05	(0.26)	0.08	(0.25)	0.34

Total from investment operations	0.22	0.33	(0.01)	0.31	(0.02)	0.62

Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.26)	(0.25)	(0.25)	(0.28)
Net realized gains	0	0	0	0	(0.01)	(0.02)
Tax basis return of capital	0	(0.01)[1]	0	0	0	0

Total distributions to shareholders	(0.13)	(0.27)	(0.26)	(0.25)	(0.26)	(0.30)

Net asset value, end of period	$ 5.99	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33

Total return	3.83%	5.71%	(0.16%)	5.15%	(0.27%)	10.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$606,255	$716,849	$986,859	$1,197,647	$1,150,215	$1,149,953
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.61%[2]	0.59%	0.57%	0.58%	0.59%	0.57%
Expenses excluding waivers/reimbursements
and expense reductions	0.61%[2]	0.59%	0.57%	0.58%	0.59%	0.59%
Net investment income (loss)	4.78%[2]	4.53%	4.23%	3.84%	3.76%	4.44%
Portfolio turnover rate	103%	128%	113%	154%	149%	132%

1 Tax basis return of capital per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2007
CLASS IS	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Income from investment operations
Net investment income (loss)	0.13	0.27	0.24	0.22	0.21	0.27
Net realized and unrealized gains or losses on investments	0.09	0.06	(0.26)	0.07	(0.24)	0.34

Total from investment operations	0.22	0.33	(0.02)	0.29	(0.03)	0.61

Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.25)	(0.23)	(0.24)	(0.27)
Net realized gains	0	0	0	0	(0.01)	(0.02)
Tax basis return of capital	0	(0.01)[1]	0	0	0	0

Total distributions to shareholders	(0.13)	(0.27)	(0.25)	(0.23)	(0.25)	(0.29)

Net asset value, end of period	$ 5.99	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33

Total return	3.70%	5.45%	(0.39%)	4.89%	(0.52%)	10.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,213	$12,898	$15,562	$23,793	$17,507	$19,512
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.86%[2]	0.84%	0.83%	0.83%	0.84%	0.83%
Expenses excluding waivers/reimbursements
and expense reductions	0.86%[2]	0.84%	0.83%	0.83%	0.84%	0.84%
Net investment income (loss)	4.54%[2]	4.31%	3.99%	3.61%	3.44%	4.22%
Portfolio turnover rate	103%	128%	113%	154%	149%	132%

1 Tax basis return of capital per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.7%
FIXED-RATE 8.2%
FHLMC:
6.98%, 10/01/2020 ##	$15,294,929	$16,326,113
7.30%, 12/01/2012	1,957,957	2,132,783
FNMA:
4.44%, 04/01/2013	3,865,864	3,841,343
4.83%, 02/01/2013 ##	10,989,460	11,092,562
6.20%, 05/01/2011 ##	132,865	139,493
6.23%, 12/01/2008	48,612	48,767
6.26%, 03/01/2011	2,564,366	2,684,270
6.50%, 07/01/2011	2,405,263	2,540,704
6.91%, 07/01/2009 ##	9,028,132	9,244,790
7.01%, 12/01/2010	4,104,821	4,348,564
7.02%, 07/01/2009	22,412	22,922
7.09%, 07/01/2009	3,684,998	3,780,336

		56,202,647

FLOATING-RATE 0.5%
FNMA:
6.11%, 02/01/2012	128,167	134,942
7.18%, 12/01/2010	3,227,845	3,408,022

		3,542,964

Total Agency Commercial Mortgage-Backed Securities (cost $61,678,213)		59,745,611

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.5%
FIXED-RATE 3.5%
FHLMC:
Ser. 2693, Class PD, 4.50%, 04/15/2017	8,258,000	8,216,502
Ser. 2709, Class PE, 5.00%, 12/15/2022	8,951,500	8,796,713
Ser. 2780, Class LD, 5.00%, 03/15/2029	6,703,000	6,716,750
Ser. 2941, Class XC, 5.00%, 12/15/2030	120,000	120,002
FNMA, Ser. 2003-129, Class PW, 4.50%, 07/25/2033	85,000	84,143

		23,934,110

FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 5.76%, 02/15/2027	24,068	24,366

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $23,700,087)		23,958,476

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 9.6%
FIXED-RATE 9.6%
FHLMC, 6.50%, 09/01/2019	3,808,468	3,949,300
FHLMC 30 year:
5.00%, TBA #	36,600,000	35,713,585
5.50%, TBA #	75,000	74,848

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
4.10%, 07/01/2013	$126,854	$123,986
4.64%, 03/01/2013	92,757	92,924
5.00%, 10/01/2020	72,517	72,599
5.38%, 01/01/2012	3,588,665	3,689,653
5.71%, 09/01/2012	7,213,655	7,461,296
5.77%, 06/01/2013	172,084	180,532
5.89%, 11/01/2011	102,635	107,084
5.93%, 11/01/2036	7,244,299	7,349,973
6.13%, 10/01/2008	60,736	60,862
6.29%, 02/01/2011	2,213,955	2,312,218
6.35%, 02/01/2008	67,473	67,259
6.50%, 07/01/2017 – 08/01/2017	2,000,970	2,070,563
7.00%, 08/01/2032	1,189,827	1,253,018
7.50%, 04/01/2030 – 03/01/2032	146,360	156,174
GNMA, 8.05%, 06/15/2019 – 10/15/2020	876,888	941,184

		65,677,058

FLOATING-RATE 0.0%
FNMA, 5.48%, 06/01/2017	9,671	9,690

Total Agency Mortgage-Backed Pass Through Securities (cost $65,468,560)		65,686,748

ASSET-BACKED SECURITIES 5.5%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%,
09/25/2035	25,000	23,241
Credit Suisse Mtge. Capital Cert., Ser. 2007-03, Class 1A3A, 5.75%, 04/25/2037	5,640,000	5,443,615
CSAB Mtge. Backed Trust, Ser. 2006-02, Class A3A, 5.80%, 09/25/2036	5,255,000	5,446,229
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust, Ser. 2005-03, Class 4A5, 5.25%,
06/25/2035	35,000	34,637
Deutsche Securities, Inc., Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	60,000	59,372
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	5,625,000	5,432,906
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	65,000	53,761
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	95,000	92,236
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	105,000	99,329
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	60,000	58,040
Nomura Asset Acceptance Corp.:
Ser. 2006-AF1, Class 1A3, 6.41%, 05/25/2036	6,741,000	6,532,568
Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	120,000	116,461
Structured Asset Securities Corp., Ser. 2004-9XS, Class 1A4A, 5.56%,
05/25/2034	6,274,502	6,119,517
Vanderbilt Mtge. & Fin., Inc., Ser. 1997-B, Class 1A6, 7.60%, 06/07/2025	8,000,000	8,182,458

Total Asset-Backed Securities (cost $38,748,097)		37,694,370

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 17.6%
FIXED-RATE 11.9%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-04, Class A6, 4.88%, 07/10/2042	$ 8,950,000	$8,902,936
Ser. 2004-06, Class A5, 4.81%, 12/10/2042	5,095,000	5,039,176
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	2,177,641	2,154,649
Ser. 2006-C8, Class A4, 5.31%, 12/10/2046	105,000	104,885
GE Capital Comml. Mtge. Corp., Ser. 2003-C1, Class A1, 3.09%, 01/10/2038	1,136,691	1,134,185
GMAC Comml. Mtge. Securities, Inc., Ser. 2003-C3, Class A4, 5.02%,
04/10/2040	12,725,000	12,781,371
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG09, Class A4, 5.44%,
03/10/2039	8,810,000	8,878,949
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	8,370,000	8,530,853
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	10,295,000	9,996,371
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	2,736,147	2,698,893
Ser. 2004-PNC1, Class A1, 2.80%, 06/12/2041	57,577	56,853
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	180,000	173,917
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	241,593	240,001
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	4,440,000	4,504,814
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%,
12/12/2049	10,630,000	10,516,300
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	3,099,478	3,098,207
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	90,000	89,886
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A1, 3.40%,
07/15/2041	2,751,350	2,715,850

		81,618,096

FLOATING-RATE 5.7%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.32%, 06/10/2039	105,000	108,158
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E, 7.10%,
10/15/2036 144A	5,000,000	5,290,824
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.80%,
08/10/2045	8,150,000	8,445,596
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.37%, 06/12/2041	10,000,000	10,315,953
Ser. 2007-CB19, Class AM, 5.75%, 02/12/2049	7,220,000	7,271,421
Morgan Stanley Capital I, Inc.:
Ser. 2004-IQ7, Class A4, 5.41%, 06/15/2038	175,000	179,715
Ser. 2007-IQ15, Class A4, 6.08%, 06/11/2049	85,000	88,709
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.30%, 07/15/2033 144A	7,000,000	7,497,092
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.23%,
07/15/2041	70,000	71,418

		39,268,886

Total Commercial Mortgage-Backed Securities (cost $120,441,374)		120,886,982

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 35.6%
CONSUMER DISCRETIONARY 6.6%
Automobiles 0.2%
DaimlerChrysler AG, 7.30%, 01/15/2012	$ 1,250,000	$1,333,804

Hotels, Restaurants & Leisure 0.4%
McDonald’s Corp., 5.80%, 10/15/2017 (p)	2,500,000	2,593,270

Media 3.2%
Comcast Corp., 6.75%, 01/30/2011 (p)	8,225,000	8,605,061
Time Warner, Inc., 6.875%, 05/01/2012	12,355,000	13,022,059

		21,627,120

Multi-line Retail 1.3%
Federated Retail Holdings, Inc., 5.90%, 12/01/2016 (p)	2,200,000	2,075,456
May Department Stores Co., 7.45%, 09/15/2011	6,680,000	7,024,788

		9,100,244

Specialty Retail 1.5%
Home Depot, Inc., 5.40%, 03/01/2016 (p)	5,620,000	5,333,267
Lowe’s Companies, Inc., 5.40%, 10/15/2016 (p)	5,280,000	5,183,012

		10,516,279

CONSUMER STAPLES 1.6%
Food Products 1.6%
General Mills, Inc., 6.00%, 02/15/2012	6,360,000	6,528,101
Kraft Foods, Inc., 6.125%, 02/01/2018	4,425,000	4,467,148

		10,995,249

FINANCIALS 16.3%
Capital Markets 6.6%
Bank of New York Mellon Corp., 7.30%, 12/01/2009	5,000,000	5,229,950
Eaton Vance Corp., 6.50%, 10/02/2017	2,850,000	2,995,427
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	5,085,000	5,147,622
Legg Mason, Inc., 6.75%, 07/02/2008	10,015,000	10,088,610
Lehman Brothers Holdings, Inc., 6.00%, 07/19/2012 (p)	6,500,000	6,625,047
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	5,500,000	5,611,172
Morgan Stanley:
5.625%, 01/09/2012	7,750,000	7,890,686
5.95%, 12/28/2017	2,000,000	2,002,300
Northern Trust Corp., 7.10%, 08/01/2009	50,000	52,006

		45,642,820

Commercial Banks 2.8%
Firstar Bank, 7.125%, 12/01/2009	95,000	99,877
National City Corp.:
4.50%, 03/15/2010	5,250,000	5,279,279
6.20%, 12/15/2011	2,675,000	2,748,311
PNC Financial Services Group, Inc., 5.50%, 09/28/2012	4,000,000	4,060,744
SunTrust Banks, Inc., 5.25%, 11/05/2012	7,000,000	7,060,697

		19,248,908

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 2.0%
American Water Capital Corp., 6.09%, 10/15/2017 144A	$ 2,600,000	$2,595,973
HSBC Finance Corp.:
4.625%, 09/15/2010	5,000,000	4,976,465
5.70%, 06/01/2011 (p)	6,000,000	6,038,028

		13,610,466

Diversified Financial Services 1.5%
Bank of America Corp., 5.30%, 03/15/2017	5,500,000	5,357,654
Citigroup, Inc., 5.50%, 08/27/2012 (p)	5,000,000	5,104,410

		10,462,064

Insurance 1.9%
Genworth Financial, Inc., 4.75%, 06/15/2009 (p)	6,020,000	6,025,984
MetLife, Inc., 5.00%, 06/15/2015	7,000,000	6,784,596
Nationwide Financial Services, Inc., 5.90%, 07/01/2012	75,000	78,359

		12,888,939

Real Estate Investment Trusts 0.6%
ERP Operating, LP, 5.75%, 06/15/2017	4,300,000	4,102,006

Thrifts & Mortgage Finance 0.9%
Washington Mutual, Inc., 5.00%, 03/22/2012	7,060,000	6,197,402

HEALTH CARE 3.6%
Biotechnology 1.2%
Amgen, Inc., 5.85%, 06/01/2017 144A	8,000,000	8,135,480

Health Care Equipment & Supplies 0.6%
Covidien, Ltd., 5.45%, 10/15/2012 (p) 144A	4,000,000	4,122,664

Health Care Providers & Services 0.6%
WellPoint, Inc., 5.875%, 06/15/2017	4,000,000	4,034,452

Pharmaceuticals 1.2%
Abbott Laboratories, 5.875%, 05/15/2016	4,000,000	4,185,096
AstraZeneca plc, 5.40%, 09/15/2012	4,000,000	4,139,660

		8,324,756

INDUSTRIALS 1.1%
Road & Rail 1.1%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	7,125,000	7,372,864

MATERIALS 0.4%
Chemicals 0.4%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	3,100,000	3,055,376

TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 1.7%
SBC Communications, Inc., 5.875%, 02/01/2012 (p)	2,850,000	2,943,540
Verizon Communications, Inc., 5.875%, 01/17/2012	8,555,000	8,817,784

		11,761,324

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 2.5%
AT&T Wireless, 8.125%, 05/01/2012 (p)	$ 5,825,000	$6,482,881
Sprint Nextel Corp., 6.00%, 12/01/2016	11,415,000	10,951,700

		17,434,581

UTILITIES 1.8%
Electric Utilities 1.8%
Carolina Power & Light Co., 6.50%, 07/15/2012	8,730,000	9,300,671
Pacific Gas & Electric Co., 5.625%, 11/30/2017	3,000,000	3,014,751

		12,315,422

Total Corporate Bonds (cost $244,678,221)		244,875,490

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Note, 4.25%, 11/15/2017 (p) (cost $1,420,501)	1,380,000	1,404,474

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 4.6%
FIXED-RATE 3.6%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%,
05/25/2035	7,800,000	7,794,242
Harborview NIM Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	1,496,049	1,493,476
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A	896,063	893,949
Sharps, LLC NIM Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	1,131,267	1,148,360
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.83%, 10/25/2035	13,755,000	13,573,709

		24,903,736

FLOATING-RATE 1.0%
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 5.63%, 04/25/2047	2,877,882	2,790,222
Washington Mutual, Inc., Ser. 2006-0A3, Class 4AB, 5.63%, 04/25/2047	3,909,893	3,660,286

		6,450,508

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $31,486,800)		31,354,244

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 15.0%
FIXED-RATE 4.6%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.83%,
08/25/2047	8,935,297	8,974,434
Countrywide Alternative Loan Trust, Inc.:
Ser. 2004-24CB, Class 1A1, 6.00%, 11/25/2034	2,734,974	2,736,435
Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	128,226	124,382
Countrywide Home Loans, Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	7,034,254	6,953,795
GSAA Home Equity Trust, Ser. 2007-10, Class A2A, 6.50%, 11/26/2037	5,379,677	5,382,200
IndyMac INDX Mtge. Loan Trust, Ser. 2007-AR7, Class 2A1, 5.81%, 06/25/2037	8,027,123	7,882,631

		32,053,877

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 10.4%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.08%, 10/25/2035	$ 77,638	$77,678
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 5.70%,
03/25/2047	7,868,383	7,547,352
Countrywide Home Loans, Ser. 2007-HYB2, Class 3A1, 5.46%, 02/25/2047	7,657,097	7,641,476
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 6.71%, 02/20/2021	166,371	165,949
Fund America Investors Corp., Ser. 1993-A, Class A5, 6.90%, 06/25/2023	670,614	668,965
HSI Asset Loan Obligation Trust:
Ser. 2007-AR1, Class 11A1, 6.14%, 01/25/2037	5,200,567	5,158,488
Ser. 2007-AR2, Class 2A1, 6.00%, 09/25/2037	9,509,368	9,580,117
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.83%,
06/25/2036	8,566,552	8,504,524
Perpetual Savings Bank, Ser. 1990-1, Class 1, 7.07%, 04/01/2020	830,412	824,343
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.73%,
04/25/2037	6,863,357	6,860,612
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR02, Class A1A, 5.80%, 04/25/2046	6,187,397	6,093,664
Ser. 2006-AR3, Class A1A, 5.83%, 05/25/2046	3,288,513	3,207,813
Ser. 2007-HY7, Class 3A2, 5.92%, 07/25/2037	7,798,303	7,822,556
Ser. 2007-OA5, Class 1A1B, 5.61%, 06/25/2047	7,601,049	7,183,219

		71,336,756

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $103,585,143)		103,390,633

YANKEE OBLIGATIONS - CORPORATE 1.2%
TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $8,192,732)	7,845,000	8,279,637

	Shares	Value

PREFERRED STOCKS 0.6%
FINANCIALS 0.6%
Thrifts & Mortgage Finance 0.6%
Fannie Mae, Ser. S, 8.25%	68,000	1,751,000
Freddie Mac, Ser. Z, 8.375%	90,000	2,353,500

Total Preferred Stocks (cost $3,950,000)		4,104,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 2.3%
Blackrock Income Opportunity Trust	80,849	$765,640
MFS Charter Income Trust (p)	202,400	1,661,704
MFS Intermediate Income Trust	538,800	3,275,904
MFS Multimarket Income Trust (p)	323,942	1,869,145
Putnam Master Intermediate Income Trust	298,857	1,888,776
Putnam Premier Income Trust	566,080	3,509,696
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	259,918	3,056,636

Total Mutual Fund Shares (cost $15,837,414)		16,027,501

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 3.6%
CORPORATE BONDS 1.3%
Commercial Banks 0.6%
First Tennessee Bank, FRN, 5.05%, 08/15/2008 (pp)	$4,300,000	4,287,042

Insurance 0.7%
Metropolitan Life Global Funding, FRN, 4.89%, 08/21/2008 (pp)	5,000,000	4,996,454

MUTUAL FUND SHARES 2.3%
Evergreen Institutional Money Market Fund, Class I, 4.89% q ø (pp)	15,752,797	15,752,797

Total Short-Term Investments (cost $25,052,794)		25,036,293

Total Investments (cost $744,239,939) 108.0%		742,444,959
Other Assets and Liabilities (8.0%)		(55,006,222)

Net Assets 100.0%		$687,438,737

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
NIM	Net Interest Margin
TBA	To Be Announced

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

The following table shows the percent of total investments (excluding equity securities, collateral from securities on loan and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of December 31, 2007:

AAA	60.5%
AA	7.9%
A	20.6%
BBB	11.0%

100.0%

The following table shows the percent of total investments (excluding equity securities, collateral from securities on loan and cash equivalents) based on effective maturity as of December 31, 2007:

Less than 1 year	3.7%
1 to 3 year(s)	11.8%
3 to 5 years	36.4%
5 to 10 years	45.2%
10 to 20 years	2.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $728,487,142) including $21,175,918 of securities
loaned	$726,692,162
Investments in affiliated money market fund, at value (cost $15,752,797)	15,752,797

Total investments	742,444,959
Cash	16,245
Receivable for securities sold	104,059
Receivable for Fund shares sold	183,691
Dividends and interest receivable	6,419,299
Receivable for securities lending income	1,306
Unrealized gains on total return swap transactions	2,282,814
Unrealized gains on credit default swap transactions	111,180
Prepaid expenses and other assets	5,713

Total assets	751,569,266

Liabilities
Dividends payable	1,457,054
Payable for securities purchased	35,866,627
Payable for Fund shares redeemed	2,601,866
Unrealized losses on credit default swap transactions	543,214
Premiums received on swap transactions	408,480
Payable for securities on loan	23,112,277
Advisory fee payable	12,216
Due to other related parties	7,984
Accrued expenses and other liabilities	120,811

Total liabilities	64,130,529

Net assets	$687,438,737

Net assets represented by
Paid-in capital	$713,132,243
Overdistributed net investment income	(772,571)
Accumulated net realized losses on investments	(24,976,735)
Net unrealized gains on investments	55,800

Total net assets	$687,438,737

Net assets consists of
Class A	$54,577,443
Class B	4,625,015
Class C	10,767,765
Class I	606,255,181
Class IS	11,213,333

Total net assets	$687,438,737

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES continued

December 31, 2007 (unaudited)

Shares outstanding (unlimited number of shares authorized)
Class A	9,118,239
Class B	772,667
Class C	1,798,909
Class I	101,287,805
Class IS	1,873,348

Net asset value per share
Class A	$5.99
Class A — Offering price (based on sales charge of 2.25%)	$6.13
Class B	$5.99
Class C	$5.99
Class I	$5.99
Class IS	$5.99

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2007 (unaudited)

Investment income
Interest	$18,854,185
Income from affiliate	585,430
Dividends	474,649
Securities lending	32,099

Total investment income	19,946,363

Expenses
Advisory fee	1,483,529
Distribution Plan expenses
Class A	83,485
Class B	24,787
Class C	59,620
Class IS	15,005
Administrative services fee	368,552
Transfer agent fees	190,636
Trustees’ fees and expenses	8,008
Printing and postage expenses	27,243
Custodian and accounting fees	115,378
Registration and filing fees	30,302
Professional fees	22,558
Interest expense	1,882
Other	9,518

Total expenses	2,440,503
Less: Expense reductions	(12,884)
Expense reimbursements	(27,829)

Net expenses	2,399,790

Net investment income	17,546,573

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	438,133
Credit default swap transactions	427,557
Total return swap transactions	(7,504,111)

Net realized losses on investments	(6,638,421)
Net change in unrealized gains or losses on investments	15,930,262

Net realized and unrealized gains or losses on investments	9,291,841

Net increase in net assets resulting from operations	$26,838,414

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2007		Year Ended
	(unaudited)		June 30, 2007

Operations
Net investment income		$17,546,573		$44,219,294
Net realized losses on investments		(6,638,421)		(676,319)
Net change in unrealized gains or
losses on investments		15,930,262		14,520,894

Net increase in net assets resulting
from operations		26,838,414		58,063,869

Distributions to shareholders from
Net investment income
Class A		(1,195,173)		(2,667,548)
Class B		(86,429)		(207,252)
Class C		(207,806)		(479,593)
Class I		(14,709,131)		(38,409,749)
Class IS		(254,997)		(582,823)
Tax basis return of capital
Class A		0		(135,348)
Class B		0		(13,028)
Class C		0		(30,178)
Class I		0		(1,862,450)
Class IS		0		(29,908)

Total distributions to shareholders		(16,453,536)		(44,417,877)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	370,549	2,199,630	1,290,112	7,673,227
Class B	40,674	240,450	126,644	750,085
Class C	21,179	124,809	181,713	1,080,174
Class I	5,502,710	32,664,038	22,281,712	132,389,608
Class IS	344,929	2,052,691	715,784	4,247,165

		37,281,618		146,140,259

Net asset value of shares issued in
reinvestment of distributions
Class A	169,436	1,008,973	399,893	2,379,695
Class B	10,049	59,840	25,308	150,584
Class C	23,629	140,689	56,299	335,004
Class I	948,537	5,648,659	2,014,805	11,991,665
Class IS	27,059	161,101	65,133	387,597

		7,019,262		15,244,545

Automatic conversion of Class B
shares to Class A shares
Class A	26,674	157,774	64,966	384,581
Class B	(26,674)	(157,774)	(64,966)	(384,581)

		0		0

Payment for shares redeemed
Class A	(1,002,434)	(5,952,394)	(3,928,323)	(23,407,834)
Class B	(121,197)	(719,688)	(437,623)	(2,596,759)
Class C	(454,728)	(2,696,651)	(880,372)	(5,224,321)
Class I	(26,467,811)	(157,118,548)	(71,898,990)	(427,740,849)
Class IS	(684,210)	(4,059,053)	(1,258,764)	(7,487,656)

		(170,546,334)		(466,457,419)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	December 31, 2007	Year Ended
	(unaudited)	June 30, 2007

Capital share transactions
continued
Net decrease in net assets resulting
from capital share transactions	$(126,245,454)	$(305,072,615)

Total decrease in net assets	(115,860,576)	(291,426,623)
Net assets
Beginning of period	803,299,313	1,094,725,936

End of period	$687,438,737	$803,299,313

Overdistributed net investment
income	$(772,571)	$(1,865,608)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

g. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

i. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the six months ended December 31, 2007, the advisory fee was equivalent to 0.40% of the Fund’s average daily net assets (on an annualized basis).

Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $27,829.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended December 31, 2007 EIS received $1,424 from the sale of Class A shares and $1,684 and $5,651 in contingent deferred sales charges from redemptions of Class A and Class B shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$301,579,946	$465,312,837	$440,782,329	$388,038,364

During the six months ended December 31, 2007, the Fund loaned securities to certain brokers. At December 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $21,175,918 and $23,112,277, respectively.

At December 31, 2007, the Fund had the following open credit default swap contracts outstanding:

				Fixed
				Payments	Frequency of
		Reference Debt	Notional	Received by	Payments	Unrealized
Expiration	Counterparty	Obligation	Amount	the Fund	Received	Gain (Loss)

03/20/2012	Morgan Stanley	XL Capital,	$ 2,000,000	0.23%	Quarterly	$ 84,242
		5.25%,
		3/20/2012
06/20/2012	Citibank	Borg Warner,	2,000,000	0.26%	Quarterly	(217)
		6.50%,
		2/15/2009
06/20/2012	Goldman Sachs	Avon Products,	2,000,000	0.15%	Quarterly	12,764
		7.15%,
		11/15/2009
09/20/2012	Goldman Sachs	PPG Industries,	1,500,000	0.22%	Quarterly	12,722
		7.05%,
		9/20/2012

				Fixed
				Payments	Frequency of
		Reference Debt	Notional	Made by	Payments	Unrealized
Expiration	Counterparty	Obligation	Amount	the Fund	Made	Gain (Loss)

09/20/2008	Lehman Brothers	Lehman Brothers,	$ 1,500,000	0.85%	Quarterly	$ (7,538)
		6.63%,
		1/18/2012
09/20/2008	JPMorgan	Merrill Lynch,	1,500,000	0.80%	Quarterly	(7,369)
		5.00%,
		1/15/2015
09/20/2008	JPMorgan	Lehman Brothers,	1,500,000	1.25%	Quarterly	(3,007)
		6.63%,
		1/18/2012
09/20/2008	Citibank	Lehman Brothers,	1,500,000	1.00%	Quarterly	(5,838)
		6.63%,
		01/18/2012

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

				Fixed
				Payments	Frequency of
		Reference Debt	Notional	Made by	Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	the Fund	Made	Gain (Loss)

09/20/2008	Citibank	Goldman Sachs,	$ 1,500,000	0.70%	Quarterly	$(129)
		6.60%,
		01/01/2012
09/20/2010	Goldman Sachs	Duke Realty Ltd,	1,500,000	0.75%	Quarterly	(56,253)
		5.40%,
		8/15/2014
12/20/2008	Lehman Brothers	Morgan Stanley,	1,500,000	1.15%	Quarterly	1,452
		6.60%,
		4/1/2012
06/20/2012	Morgan Stanley	PG&E Corp.,	10,000,000	0.24%	Quarterly	(68,092)
		4.80%,
		3/1/2014
06/20/2012	Lehman Brothers	JC Penney,	4,000,000	0.45%	Quarterly	(166,638)
		8.00%,
		3/1/2010
09/20/2012	Morgan Stanley	Duke Realty Ltd,	1,500,000	0.90%	Quarterly	(76,169)
		5.40%,
		8/15/2014
12/20/2012	Morgan Stanley	Dow Jones CDX	2,000,000	0.40%	Quarterly	(38,319)
		North America
		Grade Index,
		12/20/2012
12/20/2012	Morgan Stanley	Dow Jones CDX	3,000,000	0.35%	Quarterly	(44,267)
		North America
		Grade Index,
		12/20/2012
12/13/2049	Goldman Sachs	Market CMBX	3,000,000	0.27%	Quarterly	(69,378)
		North America.
		AA.3 Index

At December 31, 2007, the Fund had the following open total return swap agreements:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Gain

01/01/2008	$8,000,000	Agreement dated 06/25/2007 to pay 35	Lehman	$ 144,845
		basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

01/01/2008	8,000,000	Agreement dated 06/29/2007 to pay 20	Lehman	143,845
		basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

01/01/2008	8,000,000	Agreement dated 07/11/2007 to receive	Lehman	144,345
		27.5 basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Gain

02/01/2008	$6,000,000	Agreement dated 07/30/007 to receive	Morgan	$ 109,383
		50 basis points and to receive the positive	Stanley
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

02/01/2008	5,000,000	Agreement dated 08/07/2007 to pay 25	Lehman	90,111
		basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

02/01/2008	7,000,000	Agreement dated 07/24/2007 to pay 50	Morgan	127,614
		basis points and to receive the positive	Stanley
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

02/01/2008	5,000,000	Agreement dated 07/17/2007 to pay 30	Citibank	96,753
		basis points and to receive the positive
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

03/01/2008	6,000,000	Agreement dated 08/15/2007 to pay 0 basis	Lehman	106,883
		points and to receive the positive spread	Brothers
		return or pay the negative spread return
		on the Lehman Brothers CMBS AAA 8.5+yr.
		Index which are multiplied by the notional
		amount.

03/01/2008	10,000,000	Agreement dated 08/23/2007 to pay 30	JPMorgan	175,639
		basis points and to receive the positive
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

03/01/2008	8,000,000	Agreement dated 08/29/2007 to pay 32.5	Lehman	140,345
		basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

03/01/2008	5,000,000	Agreement dated 08/31/2007 to pay 30	Lehman	86,361
		basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

03/01/2008	10,000,000	Agreement dated 08/29/2007 to pay 30	Lehman	175,639
		basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Gain

05/01/2008	$10,000,000	Agreement dated 10/22/2007 to receive	Goldman	$ 178,139
		0 basis points and to receive the positive	Sachs
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

10/01/2008	8,000,000	Agreement dated 10/01/2007 to pay 62	Lehman	138,378
		basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

11/01/2008	24,000,000	Agreement dated 11/01/2007 to receive	Lehman	424,534
		15 basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $744,309,581. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,868,222 and $8,732,844, respectively, with a net unrealized depreciation of $1,864,622.

As of June 30, 2007, the Fund had $17,858,309 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2010	2012	2014	2015

$1,945,760	$959,410	$830,422	$4,490,699	$9,632,018

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2007 the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended December 31, 2007, the Fund had average borrowings outstanding (on an annualized basis) of $36,550 at an average rate of 5.15% rate and paid interest of $1,882.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, TAG (the “Sub-Advisor”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Short Intermediate Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee's requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the

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funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

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the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

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The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class I shares (the Fund’s oldest share class) had outperformed the Fund’s benchmark index, the Lehman Brothers Intermediate Government/Credit Index, and a majority of the funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was higher than a majority of the other funds against which the Trustees compared the Fund’s performance, but near the median of that group, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with

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respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Senior Vice President,
Trustee	Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur
DOB: 12/25/1963	Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564986 rv5 2/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 29, 2008

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: February 29, 2008